                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI             64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:           07-31
                           -----------------------------------------------------

Date of reporting period:          01-31-2009
                          ------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments logo and text logo ®]
[livestrong(TM) portfolios text logo]

SEMIANNUAL REPORT                JANUARY 31, 2009

LIVESTRONG(TM) PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS:®

LIVESTRONG(TM) Income Portfolio
LIVESTRONG(TM) 2015 Portfolio
LIVESTRONG(TM) 2020 Portfolio
LIVESTRONG(TM) 2025 Portfolio
LIVESTRONG(TM) 2030 Portfolio
LIVESTRONG(TM) 2035 Portfolio
LIVESTRONG(TM) 2040 Portfolio
LIVESTRONG(TM) 2045 Portfolio
LIVESTRONG(TM) 2050 Portfolio

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
January 31, 2009. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

LIVESTRONG(TM) PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  92
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  93

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century Investments disclaims any responsibility to update such opinions.
These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

PERFORMANCE
LIVESTRONG Portfolios

Total Returns as of January 31, 2009
                                                            Average
                                                         Annual Returns
                                     6                       Since        Inception
                                 months(1)    1 year       Inception         Date
LIVESTRONG INCOME PORTFOLIO

INVESTOR CLASS                    -16.95%     -18.38%        0.52%         8/31/04

RUSSELL 3000 INDEX(2)             -34.92%     -38.86%        -4.15%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       4.06%         4.85%            --

Institutional Class               -16.86%     -18.20%        0.72%         8/31/04

Advisor Class                     -17.05%     -18.59%        0.28%         8/31/04

R Class                           -17.18%     -18.82%        0.01%         8/31/04

LIVESTRONG 2015 PORTFOLIO

INVESTOR CLASS                    -19.92%     -21.57%        0.87%         8/31/04

RUSSELL 3000 INDEX(2)             -34.92%     -38.86%        -4.15%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       4.06%         4.85%            --

Institutional Class               -19.81%     -21.33%        1.08%         8/31/04

Advisor Class                     -19.98%     -21.77%        0.62%         8/31/04

R Class                           -20.11%     -21.96%        0.38%         8/31/04

LIVESTRONG 2020 PORTFOLIO

INVESTOR CLASS                    -21.47%       --         -25.47%(1)      5/30/08

RUSSELL 3000 INDEX(2)             -34.92%       --         -40.76%(1)         --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%        --          4.73%(1)          --

Institutional Class               -21.46%       --         -25.39%(1)      5/30/08

Advisor Class                     -21.58%       --         -25.58%(1)      5/30/08

R Class                           -21.70%       --         -25.69%(1)      5/30/08

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represent the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of January 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of January 31, 2009
                                                             Average
                                                         Annual Returns
                                     6                        Since       Inception
                                 months(1)     1 year       Inception        Date
LIVESTRONG 2025 PORTFOLIO

INVESTOR CLASS                    -24.04%     -25.95%         0.37%        8/31/04

RUSSELL 3000 INDEX(2)             -34.92%     -38.86%        -4.15%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       4.06%          4.85%           --

Institutional Class               -23.96%     -25.81%         0.56%        8/31/04

Advisor Class                     -24.10%     -26.14%         0.12%        8/31/04

R Class                           -24.31%     -26.34%        -0.15%        8/31/04

LIVESTRONG 2030 PORTFOLIO

INVESTOR CLASS                    -26.13%        --        -30.64%(1)      5/30/08

RUSSELL 3000 INDEX(2)             -34.92%        --        -40.76%(1)         --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%         --         4.73%(1)          --

Institutional Class               -26.23%        --        -30.66%(1)      5/30/08

Advisor Class                     -26.35%        --        -30.84%(1)      5/30/08

R Class                           -26.45%        --        -30.94%(1)      5/30/08

LIVESTRONG 2035 PORTFOLIO

INVESTOR CLASS                    -28.81%     -31.03%        -0.45%        8/31/04

RUSSELL 3000 INDEX(2)             -34.92%     -38.86%        -4.15%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       4.06%          4.85%           --

Institutional Class               -28.79%     -30.95%        -0.26%        8/31/04

Advisor Class                     -28.93%     -31.20%        -0.69%        8/31/04

R Class                           -28.98%     -31.37%        -0.93%        8/31/04

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represent the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of January 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of January 31, 2009
                                                          Average
                                                      Annual Returns
                                     6                     Since       Inception
                                 months(1)   1 year      Inception        Date
LIVESTRONG 2040 PORTFOLIO

INVESTOR CLASS                    -29.59%      --       -34.59%(1)      5/30/08

RUSSELL 3000 INDEX(2)             -34.92%      --       -40.76%(1)         --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       --        4.73%(1)          --

Institutional Class               -29.51%      --       -34.51%(1)      5/30/08

Advisor Class                     -29.69%      --       -34.68%(1)      5/30/08

R Class                           -29.82%      --       -34.88%(1)      5/30/08

LIVESTRONG 2045 PORTFOLIO

INVESTOR CLASS                    -31.72%    -34.09%      -1.12%        8/31/04

RUSSELL 3000 INDEX(2)             -34.92%    -38.86%      -4.15%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%      4.06%        4.85%           --

Institutional Class               -31.65%    -34.02%      -0.93%        8/31/04

Advisor Class                     -31.86%    -34.34%      -1.39%        8/31/04

R Class                           -31.97%    -34.50%      -1.63%        8/31/04

LIVESTRONG 2050 PORTFOLIO

INVESTOR CLASS                    -32.32%      --       -37.53%(1)      5/30/08

RUSSELL 3000 INDEX(2)             -34.92%      --       -40.76%(1)         --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX        4.70%       --        4.73%(1)          --

Institutional Class               -32.24%      --       -37.46%(1)      5/30/08

Advisor Class                     -32.52%      --       -37.72%(1)      5/30/08

R Class                           -32.55%      --       -37.81%(1)      5/30/08

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represent the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of January 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2020 Portfolio -- Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2030 Portfolio -- Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2040 Portfolio -- Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2050 Portfolio -- Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31
                                       2005*    2006     2007      2008       2009

LIVESTRONG Income Portfolio --
Investor Class                         5.00%    5.54%    8.18%    4.58%     -18.38%

LIVESTRONG 2015 Portfolio --
Investor Class                         6.80%    8.55%    9.07%    4.76%     -21.57%

LIVESTRONG 2025 Portfolio --
Investor Class                         8.00%   11.30%    9.99%    3.82%     -25.95%

LIVESTRONG 2035 Portfolio --
Investor Class                         9.33%   13.33%   11.38%    3.00%     -31.03%

LIVESTRONG 2045 Portfolio --
Investor Class                        10.07%   14.20%   12.09%    2.46%     -34.09%

Russell 3000 Index                     8.87%   12.67%   14.11%    -3.08%    -38.86%

Citigroup US Broad
Investment-Grade Bond Index            1.91%    1.91%    4.32%    9.32%      4.06%

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
LIVESTRONG Portfolios

Portfolio Managers: Jeff Tyler, Irina Torelli and Enrique Chang

PERFORMANCE SUMMARY

Each LIVESTRONG Portfolio posted double-digit declines for the six months ended January 31, 2009, with returns ranging from -16.95%* for LIVESTRONG
Income Portfolio to -32.32%* for LIVESTRONG 2050 Portfolio (see pages 2-9 for more detailed performance information). The negative returns for LIVESTRONG
Portfolios resulted largely from a historic decline in the global equity markets, while bonds generated modestly positive returns.

Because of LIVESTRONG Portfolios' strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

The U.S. stock market suffered one of the worst declines in its history during the six-month period. The steep losses in the equity market were driven by a perfect storm of financial crises--a lack of liquidity in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

According to the National Bureau of Economic Research, the U.S. economy has been in recession since December 2007, and economic conditions deteriorated further during the reporting period. The economy shed more than 2.5 million jobs in six months as the unemployment rate rose to its highest level since
1992. Retail sales fell by nearly 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September 2008, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system. However, nursing the financial sector back to health remains an uphill battle.

The persistent economic and financial struggles undermined investor confidence, sending stocks into a tailspin. The fourth quarter of 2008 was the worst quarter for the major stock indexes in 21 years, while January 2009 brought the biggest January decline in the market's history. As the accompanying table shows, declines for

Market Index Total Returns
For the six months ended January 31, 2009(1)

U.S. STOCKS
Russell 1000 Index (Large-Cap)                         -34.71%
Russell Midcap Index                                   -39.82%
Russell 2000 Index (Small-Cap)                         -37.38%

INTERNATIONAL STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index        -40.75%
MSCI EM (Emerging Markets) Index                       -48.59%

U.S. FIXED INCOME
Citigroup U.S. Broad Investment-Grade Bond Index         4.70%
10-Year U.S. Treasury Note                              11.87%
90-Day U.S. Treasury Bill                                0.72%

INTERNATIONAL BONDS
Citigroup Non-U.S. World Government Bond Index          -0.88%

(1) Total returns for periods less than one year are not annualized.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

LIVESTRONG Portfolios

the six-month period were consistent across all market capitalizations. Growth and value issues were mixed, however--growth outpaced value among large-cap shares, while value won out in the mid- and small-cap segments of the market.

The financial and economic problems plaguing the U.S. spread throughout the globe, causing even sharper declines in foreign equity markets. The worldwide economic weakness led many of the world's central banks to coordinate policy and lower interest rates in an unprecedented effort to stimulate economic growth, but the uncertain timetable for recovery weighed on investor confidence. Emerging markets suffered the largest declines, losing nearly half of their value during the period as exports to developed countries withered and increasingly risk-averse investors shifted out of more-volatile markets.
Among developed markets, Japan held up the best, while its neighbors in Asia and the Pacific Rim posted the largest losses.

Underlying Fund Allocations(1) as a % of total investments
as of January 31, 2009
                   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG
                     Income        2015         2020         2025         2030
                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
EQUITY

NT Equity
Growth Fund           12.2%        11.8%        11.5%        11.9%        12.2%

NT Growth Fund        6.4%         8.0%         9.2%         11.0%        12.8%

NT Large
Company
Value Fund            9.9%         10.3%        10.4%        11.0%        11.7%

NT Mid Cap
Value Fund            3.8%         4.9%         5.3%         5.1%         5.3%

NT Small
Company Fund          1.9%         1.9%         2.3%         3.3%         4.0%

NT Vista Fund         2.5%         3.7%         4.5%         5.0%         5.6%

Real
Estate Fund           0.9%         1.3%         1.4%         1.8%         1.9%

NT Emerging
Markets Fund           --          1.2%         2.1%         2.7%         3.3%

NT
International
Growth Fund           4.8%         5.8%         6.7%         8.3%         9.2%

TOTAL EQUITY          42.4%        48.9%        53.4%        60.1%        66.0%

FIXED INCOME

High-Yield
Fund                  4.2%         4.0%         3.7%         3.4%         2.9%

Inflation-
Adjusted
Bond Fund             8.2%         7.9%         7.4%         6.8%         5.9%

NT Diversified
Bond Fund             27.8%        26.2%        25.7%        22.5%        20.4%

International
Bond Fund             7.0%         5.8%         4.5%         2.0%          --

TOTAL FIXED
INCOME                47.2%        43.9%        41.3%        34.7%        29.2%

PREMIUM MONEY
MARKET FUND           10.4%        7.2%         5.3%         5.2%         4.8%

(1) Institutional Class, except Premium Money Market Fund Investor Class.

------

LIVESTRONG Portfolios

BOND MARKET REVIEW

U.S. bonds rallied during the six-month period as investors fleeing the volatility in the equity market looked to high-quality bonds--particularly
Treasury securities--as a relatively safe place to hide. The Federal Reserve's efforts to stimulate economic activity--including an unprecedented series of interest rate cuts that lowered the federal funds rate target to nearly zero--also provided a lift to the bond market.

Treasury bonds were by far the best performers, benefiting the most from the flight to quality. The surge in demand pushed the yields of many Treasury securities down to their lowest levels ever. High-quality mortgage-backed securities, especially those issued by government agencies, also posted solid gains. In contrast, the economic downturn and uncertain credit conditions, along with weaker corporate profits, put downward pressure on corporate bonds.
High-yield corporate bonds experienced the sharpest declines as investors anticipated a significant increase in defaults.

Foreign bonds posted modestly negative returns for the six-month period. As worldwide demand for U.S. Treasury securities increased, the U.S. dollar strengthened against many of the world's major currencies, most notably the euro and British pound. The stronger dollar weighed on foreign bond returns for U.S. investors.

PORTFOLIO PERFORMANCE

Each LIVESTRONG Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See pages 11-12 for the specific underlying fund allocations for each LIVESTRONG Portfolio.)

Underlying Fund Allocations(1) as a % of total investments
as of January 31, 2009
                               LIVESTRONG   LIVESTRONG   LIVESTRONG  LIVESTRONG
                                  2035         2040         2045        2050
                                Portfolio    Portfolio   Portfolio    Portfolio
EQUITY

NT Equity Growth Fund             13.2%        14.4%       14.2%        14.9%

NT Growth Fund                    13.9%        14.8%       15.0%        15.4%

NT Large Company
Value Fund                        12.8%        13.5%       14.0%        14.6%

NT Mid Cap Value Fund             6.4%         7.1%         7.2%        7.4%

NT Small Company Fund             4.0%         3.8%         4.6%        4.9%

NT Vista Fund                     6.5%         7.4%         7.3%        7.7%

Real Estate Fund                  2.3%         2.4%         2.9%        3.0%

NT Emerging Markets Fund          4.2%         5.0%         6.3%        6.5%

NT International
Growth Fund                       9.9%         10.1%       10.0%        9.4%

TOTAL EQUITY                      73.2%        78.5%       81.5%        83.8%

FIXED INCOME

High-Yield Fund                   2.6%         2.2%         1.9%        1.7%

Inflation-Adjusted
Bond Fund                         5.1%         4.3%         3.8%        3.3%

NT Diversified Bond Fund          17.0%        15.0%       12.8%        11.2%

TOTAL FIXED INCOME                24.7%        21.5%       18.5%        16.2%

PREMIUM MONEY MARKET FUND         2.1%          --           --          --

(1) Institutional Class, except Premium Money Market Fund Investor Class.

------

LIVESTRONG Portfolios

Within LIVESTRONG Portfolios, every stock fund declined by more than 25% for the six-month period. The weakest performers included Real Estate and NT
Emerging Markets (in all Portfolios except for LIVESTRONG Income Portfolio), both of which declined by more than 50% and underperformed their respective benchmark indexes. The mid- and small-cap components, NT Vista and NT Small
Company, and the NT International Growth fund were also among the most significant decliners, falling by more than 40%. Stock selection weighed on the performance of these three funds as well.

LIVESTRONG Portfolios' value-oriented funds, NT Mid Cap Value and NT Large
Company Value, were among the better performers. In particular, NT Mid Cap
Value posted the best return, benefiting from favorable stock selection. The two large-cap offerings, NT Equity Growth and NT Growth, also held up well and modestly outperformed their respective benchmarks.

The primary fixed-income component in each of LIVESTRONG Portfolios is NT
Diversified Bond, which was the only fund in LIVESTRONG Portfolios to advance but underperformed the broad bond market indexes. Although an underweight position in corporate bonds added value during the period, NT Diversified
Bond's overweight positions in areas of the market that typically have relatively low volatility--including high-quality municipal bonds, inflation-protected securities, and commercial mortgage-backed securities--detracted from results as these segments underperformed.

The other three fixed-income components--High-Yield, Inflation-Adjusted Bond, and International Bond (only in LIVESTRONG Income Portfolio, LIVESTRONG 2015
Portfolio, LIVESTRONG 2020 Portfolio, and LIVESTRONG 2025 Portfolio)--all
declined during the six-month period. It's worth noting, however, that
High-Yield outperformed its benchmark by a sizable margin.

OUTLOOK

The near-term outlook for the economy, both in the U.S. and internationally, remains dismal as the ripple effects of the financial crisis continue to spread. The latest casualty is the domestic auto industry, which is teetering on the brink of bankruptcy as vehicle sales plunged to a 26-year low. There is no magic bullet to solve this downturn; the road to recovery will be difficult and painful. However, our caution is tempered by some modest optimism--we believe that we are nearing an inflection point where investors' focus will shift away from reacting to bad news and toward anticipating the beginning of a recovery.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/08 -     Expense     8/1/08 -     Expense
                    8/1/08     1/31/09     1/31/09     Ratio(1)     1/31/09     Ratio(2)

LIVESTRONG Income Portfolio

ACTUAL

Investor
Class               $1,000     $830.50      $0.92        0.20%       $3.51        0.76%

Institutional
Class               $1,000     $831.40      $0.00      0.00%(3)      $2.59        0.56%

Advisor Class       $1,000     $829.50      $2.08        0.45%       $4.66        1.01%

R Class             $1,000     $828.20      $3.23        0.70%       $5.81        1.26%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $3.87        0.76%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $2.85        0.56%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.14        1.01%

R Class             $1,000    $1,021.68     $3.57        0.70%       $6.41        1.26%

LIVESTRONG 2015 Portfolio

ACTUAL

Investor
Class               $1,000     $800.80      $0.91        0.20%       $3.59        0.79%

Institutional
Class               $1,000     $801.90      $0.00      0.00%(3)      $2.68        0.59%

Advisor Class       $1,000     $800.20      $2.04        0.45%       $4.72        1.04%

R Class             $1,000     $798.90      $3.17        0.70%       $5.85        1.29%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.02        0.79%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.01        0.59%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.30        1.04%

R Class             $1,000    $1,021.68     $3.57        0.70%       $6.56        1.29%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/08 -     Expense     8/1/08 -     Expense
                    8/1/08     1/31/09     1/31/09     Ratio(1)     1/31/09     Ratio(2)

LIVESTRONG 2020 Portfolio

ACTUAL

Investor
Class               $1,000     $785.30      $0.90        0.20%       $3.64        0.81%

Institutional
Class               $1,000     $785.40      $0.00      0.00%(3)      $2.75        0.61%

Advisor Class       $1,000     $784.20      $2.02        0.45%       $4.77        1.06%

R Class             $1,000     $783.00      $3.15        0.70%       $5.89        1.31%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.13        0.81%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.11        0.61%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.40        1.06%

R Class             $1,000    $1,021.68     $3.57        0.70%       $6.67        1.31%

LIVESTRONG 2025 Portfolio

ACTUAL

Investor
Class               $1,000     $759.60      $0.89        0.20%       $3.73        0.84%

Institutional
Class               $1,000     $760.40      $0.00      0.00%(3)      $2.84        0.64%

Advisor Class       $1,000     $759.00      $2.00        0.45%       $4.83        1.09%

R Class             $1,000     $756.90      $3.10        0.70%       $5.93        1.34%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.28        0.84%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.26        0.64%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.55        1.09%

R Class             $1,000    $1,021.68     $3.57        0.70%       $6.82        1.34%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/08 -     Expense     8/1/08 -     Expense
                    8/1/08     1/31/09     1/31/09     Ratio(1)     1/31/09     Ratio(2)

LIVESTRONG 2030 Portfolio

ACTUAL

Investor
Class               $1,000     $738.70      $0.88        0.20%       $3.77        0.86%

Institutional
Class               $1,000     $737.70      $0.00      0.00%(3)      $2.89        0.66%

Advisor Class       $1,000     $736.50      $1.97        0.45%       $4.86        1.11%

R Class             $1,000     $735.50      $3.06        0.70%       $5.95        1.36%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.38        0.86%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.36        0.66%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.65        1.11%

R Class             $1,000    $1,021.68     $3.57        0.70%       $6.92        1.36%

LIVESTRONG 2035 Portfolio

ACTUAL

Investor
Class               $1,000     $711.90      $0.86        0.20%       $3.88        0.90%

Institutional
Class               $1,000     $712.10      $0.00      0.00%(3)      $3.02        0.70%

Advisor Class       $1,000     $710.70      $1.94        0.45%       $4.96        1.15%

R Class             $1,000     $710.20      $3.02        0.70%       $6.03        1.40%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.58        0.90%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.57        0.70%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.85        1.15%

R Class             $1,000    $1,021.68     $3.57        0.70%       $7.12        1.40%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/08 -     Expense     8/1/08 -     Expense
                    8/1/08     1/31/09     1/31/09     Ratio(1)     1/31/09     Ratio(2)

LIVESTRONG 2040 Portfolio

ACTUAL

Investor
Class               $1,000     $704.10      $0.86        0.20%       $3.91        0.91%

Institutional
Class               $1,000     $704.90      $0.00      0.00%(3)      $3.05        0.71%

Advisor Class       $1,000     $703.10      $1.93        0.45%       $4.98        1.16%

R Class             $1,000     $701.80      $3.00        0.70%       $6.05        1.41%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.63        0.91%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.62        0.71%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $5.90        1.16%

R Class             $1,000    $1,021.68     $3.57        0.70%       $7.17        1.41%

LIVESTRONG 2045 Portfolio

ACTUAL

Investor
Class               $1,000     $682.80      $0.85        0.20%       $3.94        0.93%

Institutional
Class               $1,000     $683.50      $0.00      0.00%(3)      $3.10        0.73%

Advisor Class       $1,000     $681.40      $1.91        0.45%       $5.00        1.18%

R Class             $1,000     $680.30      $2.96        0.70%       $6.06        1.43%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.74        0.93%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.72        0.73%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $6.01        1.18%

R Class             $1,000    $1,021.68     $3.57        0.70%       $7.27        1.43%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/08 -     Expense     8/1/08 -     Expense
                    8/1/08     1/31/09     1/31/09     Ratio(1)     1/31/09     Ratio(2)

LIVESTRONG 2050 Portfolio

ACTUAL

Investor
Class               $1,000     $676.80      $0.85        0.20%       $3.97        0.94%

Institutional
Class               $1,000     $677.60      $0.00      0.00%(3)      $3.13        0.74%

Advisor Class       $1,000     $674.80      $1.90        0.45%       $5.02        1.19%

R Class             $1,000     $674.50      $2.95        0.70%       $6.08        1.44%

HYPOTHETICAL

Investor
Class               $1,000    $1,024.20     $1.02        0.20%       $4.79        0.94%

Institutional
Class               $1,000    $1,025.21     $0.00      0.00%(3)      $3.77        0.74%

Advisor Class       $1,000    $1,022.94     $2.29        0.45%       $6.06        1.19%

R Class             $1,000    $1,021.68     $3.57        0.70%       $7.32        1.44%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

SCHEDULE OF INVESTMENTS
LIVESTRONG Portfolios

JANUARY 31, 2009 (UNAUDITED)

Shares                                                                     Value

LIVESTRONG Income Portfolio

Mutual Funds(1) -- 94.8%

DOMESTIC FIXED INCOME FUNDS -- 38.2%
    1,045,310  High-Yield Fund Institutional Class                   $ 5,017,488
      929,023  Inflation-Adjusted Bond Fund Institutional Class        9,847,644
    3,294,543  NT Diversified Bond Fund Institutional Class           33,241,939
                                                                    ------------
                                                                      48,107,071
                                                                    ------------
DOMESTIC EQUITY FUNDS -- 35.6%
    2,206,045  NT Equity Growth Fund Institutional Class              14,537,837
    1,058,920  NT Growth Fund Institutional Class                      7,645,402
    2,036,188  NT Large Company Value Fund Institutional Class        11,830,252
      695,785  NT Mid Cap Value Fund Institutional Class               4,564,350
      439,566  NT Small Company Fund Institutional Class               2,219,808
      449,897  NT Vista Fund Institutional Class(2)                    2,951,324
      117,312  Real Estate Fund Institutional Class                    1,122,676
                                                                    ------------
                                                                      44,871,649
                                                                    ------------
MONEY MARKET FUNDS -- 9.9%
   12,447,184  Premium Money Market Fund Investor Class               12,447,184
                                                                    ------------
INTERNATIONAL FIXED INCOME FUNDS -- 6.6%
      630,499  International Bond Fund Institutional Class             8,303,672
                                                                    ------------
INTERNATIONAL EQUITY FUNDS -- 4.5%
      954,994  NT International Growth Fund Institutional Class        5,710,864
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 94.8%
(Cost $131,853,120)                                                  119,440,440
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 5.2%(3)                                6,529,581
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $125,970,021
                                                                    ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

See Notes to Financial Statements.

Shares                                                                     Value

LIVESTRONG 2015 Portfolio

Mutual Funds(1) -- 94.8%

DOMESTIC EQUITY FUNDS -- 39.7%
    4,579,813  NT Equity Growth Fund Institutional Class            $ 30,180,968
    2,809,616  NT Growth Fund Institutional Class                     20,285,428
    4,518,345  NT Large Company Value Fund Institutional Class        26,251,584
    1,884,570  NT Mid Cap Value Fund Institutional Class              12,362,779
      953,906  NT Small Company Fund Institutional Class               4,817,225
    1,441,559  NT Vista Fund Institutional Class(2)                    9,456,627
      338,509  Real Estate Fund Institutional Class                    3,239,531
                                                                    ------------
                                                                     106,594,142
                                                                    ------------
DOMESTIC FIXED INCOME FUNDS -- 36.1%
    2,120,779  High-Yield Fund Institutional Class                    10,179,739
    1,890,843  Inflation-Adjusted Bond Fund Institutional Class       20,042,936
    6,634,329  NT Diversified Bond Fund Institutional Class           66,940,380
                                                                    ------------
                                                                      97,163,055
                                                                    ------------
MONEY MARKET FUNDS -- 6.9%
   18,467,883  Premium Money Market Fund Investor Class               18,467,883
                                                                    ------------
INTERNATIONAL EQUITY FUNDS -- 6.6%
      616,063  NT Emerging Markets Fund Institutional Class            3,049,512
    2,474,086  NT International Growth Fund Institutional Class       14,795,034
                                                                    ------------
                                                                      17,844,546
                                                                    ------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.5%
    1,123,071  International Bond Fund Institutional Class            14,790,845
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 94.8%
(Cost $301,792,102)                                                  254,860,471
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 5.2%(3)                               13,928,743
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $268,789,214
                                                                    ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

------

LIVESTRONG Portfolios

Shares                                                                    Value

LIVESTRONG 2020 Portfolio

Mutual Funds(1) -- 89.9%

DOMESTIC EQUITY FUNDS -- 40.1%
   1,528,435  NT Equity Growth Fund Institutional Class            $ 10,072,387
   1,103,554  NT Growth Fund Institutional Class                      7,967,660
   1,560,493  NT Large Company Value Fund Institutional Class         9,066,464
     697,064  NT Mid Cap Value Fund Institutional Class               4,572,740
     400,067  NT Small Company Fund Institutional Class               2,020,338
     596,838  NT Vista Fund Institutional Class(2)                    3,915,257
     125,877  Real Estate Fund Institutional Class                    1,204,643
                                                                   ------------
                                                                     38,819,489
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 33.1%
     678,703  High-Yield Fund Institutional Class                     3,257,774
     607,568  Inflation-Adjusted Bond Fund Institutional Class        6,440,221
   2,210,542  NT Diversified Bond Fund Institutional Class           22,304,369
                                                                   ------------
                                                                     32,002,364
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 7.9%
     364,370  NT Emerging Markets Fund Institutional Class            1,803,631
     971,224  NT International Growth Fund Institutional Class        5,807,920
                                                                   ------------
                                                                      7,611,551
                                                                   ------------
MONEY MARKET FUNDS -- 4.8%
   4,627,725  Premium Money Market Fund Investor Class                4,627,725
                                                                   ------------
INTERNATIONAL FIXED INCOME FUNDS -- 4.0%
     295,410  International Bond Fund Institutional Class             3,890,550
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 89.9%
(Cost $92,147,363)                                                   86,951,679
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 10.1%(3)                              9,768,566
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                          $96,720,245
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

See Notes to Financial Statements.

Shares                                                                     Value

LIVESTRONG 2025 Portfolio

Mutual Funds(1) -- 97.4%

DOMESTIC EQUITY FUNDS -- 47.9%
    6,141,398  NT Equity Growth Fund Institutional Class            $ 40,471,813
    5,175,307  NT Growth Fund Institutional Class                     37,365,717
    6,451,109  NT Large Company Value Fund Institutional Class        37,480,943
    2,653,861  NT Mid Cap Value Fund Institutional Class              17,409,328
    2,238,802  NT Small Company Fund Institutional Class              11,305,950
    2,589,375  NT Vista Fund Institutional Class(2)                   16,986,300
      629,260  Real Estate Fund Institutional Class                    6,022,018
                                                                    ------------
                                                                     167,042,069
                                                                    ------------
DOMESTIC FIXED INCOME FUNDS -- 31.8%
    2,375,770  High-Yield Fund Institutional Class                    11,403,696
    2,172,607  Inflation-Adjusted Bond Fund Institutional Class       23,029,634
    7,571,529  NT Diversified Bond Fund Institutional Class           76,396,728
                                                                    ------------
                                                                     110,830,058
                                                                    ------------
INTERNATIONAL EQUITY FUNDS -- 10.7%
    1,839,981  NT Emerging Markets Fund Institutional Class            9,107,906
    4,706,249  NT International Growth Fund Institutional Class       28,143,369
                                                                    ------------
                                                                      37,251,275
                                                                    ------------
MONEY MARKET FUNDS -- 5.1%
   17,709,924  Premium Money Market Fund Investor Class               17,709,924
                                                                    ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.9%
      520,220  International Bond Fund Institutional Class             6,851,297
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $420,884,510)                                                  339,684,623
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 2.6%(3)                                9,226,605
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $348,911,228
                                                                    ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

------

LIVESTRONG Portfolios

Shares                                                                    Value

LIVESTRONG 2030 Portfolio

Mutual Funds(1) -- 89.1%

DOMESTIC EQUITY FUNDS -- 47.6%
   1,209,182  NT Equity Growth Fund Institutional Class             $ 7,968,509
   1,155,607  NT Growth Fund Institutional Class                      8,343,483
   1,316,282  NT Large Company Value Fund Institutional Class         7,647,598
     529,574  NT Mid Cap Value Fund Institutional Class               3,474,006
     517,640  NT Small Company Fund Institutional Class               2,614,082
     553,761  NT Vista Fund Institutional Class(2)                    3,632,672
     126,989  Real Estate Fund Institutional Class                    1,215,285
                                                                   ------------
                                                                     34,895,635
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 26.1%
     400,798  High-Yield Fund Institutional Class                     1,923,831
     365,657  Inflation-Adjusted Bond Fund Institutional Class        3,875,964
   1,319,282  NT Diversified Bond Fund Institutional Class           13,311,555
                                                                   ------------
                                                                     19,111,350
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 11.1%
     431,705  NT Emerging Markets Fund Institutional Class            2,136,939
   1,002,255  NT International Growth Fund Institutional Class        5,993,485
                                                                   ------------
                                                                      8,130,424
                                                                   ------------
MONEY MARKET FUNDS -- 4.3%
   3,157,608  Premium Money Market Fund Investor Class                3,157,608
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 89.1%
(Cost $69,916,711)                                                   65,295,017
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 10.9%(3)                              7,951,191
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                          $73,246,208
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

See Notes to Financial Statements.

Shares                                                                    Value

LIVESTRONG 2035 Portfolio

Mutual Funds(1) -- 96.0%

DOMESTIC EQUITY FUNDS -- 56.7%
   3,629,289  NT Equity Growth Fund Institutional Class            $ 23,917,014
   3,484,248  NT Growth Fund Institutional Class                     25,156,271
   3,976,787  NT Large Company Value Fund Institutional Class        23,105,132
   1,763,289  NT Mid Cap Value Fund Institutional Class              11,567,176
   1,434,913  NT Small Company Fund Institutional Class               7,246,311
   1,806,075  NT Vista Fund Institutional Class(2)                   11,847,852
     435,140  Real Estate Fund Institutional Class                    4,164,290
                                                                   ------------
                                                                    107,004,046
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 23.7%
     981,942  High-Yield Fund Institutional Class                     4,713,322
     867,122  Inflation-Adjusted Bond Fund Institutional Class        9,191,493
   3,054,543  NT Diversified Bond Fund Institutional Class           30,820,339
                                                                   ------------
                                                                     44,725,154
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 13.6%
   1,542,849  NT Emerging Markets Fund Institutional Class            7,637,102
   2,994,620  NT International Growth Fund Institutional Class       17,907,828
                                                                   ------------
                                                                     25,544,930
                                                                   ------------
MONEY MARKET FUNDS -- 2.0%
   3,805,491  Premium Money Market Fund Investor Class                3,805,491
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 96.0%
(Cost $239,457,913)                                                 181,079,621
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 4.0%(3)                               7,618,888
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $188,698,509
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

------

LIVESTRONG Portfolios

Shares                                                                  Value

LIVESTRONG 2040 Portfolio

Mutual Funds(1) -- 79.7%

DOMESTIC EQUITY FUNDS -- 50.6%
   433,418  NT Equity Growth Fund Institutional Class             $ 2,856,225
   404,267  NT Growth Fund Institutional Class                      2,918,808
   461,130  NT Large Company Value Fund Institutional Class         2,679,165
   214,979  NT Mid Cap Value Fund Institutional Class               1,410,262
   149,971  NT Small Company Fund Institutional Class                 757,353
   224,319  NT Vista Fund Institutional Class(2)                    1,471,533
    49,075  Real Estate Fund Institutional Class                      469,648
                                                                 ------------
                                                                   12,562,994
                                                                 ------------
DOMESTIC FIXED INCOME FUNDS -- 17.1%
    90,437  High-Yield Fund Institutional Class                       434,098
    80,875  Inflation-Adjusted Bond Fund Institutional Class          857,275
   293,622  NT Diversified Bond Fund Institutional Class            2,962,646
                                                                 ------------
                                                                    4,254,019
                                                                 ------------
INTERNATIONAL EQUITY FUNDS -- 12.0%
   200,292  NT Emerging Markets Fund Institutional Class              991,445
   333,095  NT International Growth Fund Institutional Class        1,991,908
                                                                 ------------
                                                                    2,983,353
                                                                 ------------
TOTAL INVESTMENT SECURITIES -- 79.7%
(Cost $21,650,145)                                                 19,800,366
                                                                 ------------
OTHER ASSETS AND LIABILITIES -- 20.3%(3)                            5,039,765
                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                        $24,840,131
                                                                 ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

See Notes to Financial Statements.

Shares                                                                    Value

LIVESTRONG 2045 Portfolio

Mutual Funds(1) -- 97.4%

DOMESTIC EQUITY FUNDS -- 63.5%
   2,085,773  NT Equity Growth Fund Institutional Class            $ 13,745,244
   2,004,440  NT Growth Fund Institutional Class                     14,472,057
   2,327,160  NT Large Company Value Fund Institutional Class        13,520,800
   1,060,227  NT Mid Cap Value Fund Institutional Class               6,955,089
     882,638  NT Small Company Fund Institutional Class               4,457,322
   1,082,651  NT Vista Fund Institutional Class(2)                    7,102,190
     293,228  Real Estate Fund Institutional Class                    2,806,192
                                                                   ------------
                                                                     63,058,894
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 18.0%
     390,051  High-Yield Fund Institutional Class                     1,872,245
     343,717  Inflation-Adjusted Bond Fund Institutional Class        3,643,400
   1,220,906  NT Diversified Bond Fund Institutional Class           12,318,941
                                                                   ------------
                                                                     17,834,586
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 15.9%
   1,232,266  NT Emerging Markets Fund Institutional Class            6,099,717
   1,612,050  NT International Growth Fund Institutional Class        9,640,059
                                                                   ------------
                                                                     15,739,776
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $137,063,226)                                                  96,633,256
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 2.6%(3)                               2,585,045
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                          $99,218,301
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

------

LIVESTRONG Portfolios

Shares                                                                 Value

LIVESTRONG 2050 Portfolio

Mutual Funds(1) -- 87.5%

DOMESTIC EQUITY FUNDS -- 59.4%
   62,555  NT Equity Growth Fund Institutional Class               $ 412,238
   59,773  NT Growth Fund Institutional Class                        431,561
   69,752  NT Large Company Value Fund Institutional Class           405,259
   31,515  NT Mid Cap Value Fund Institutional Class                 206,738
   26,679  NT Small Company Fund Institutional Class                 134,729
   32,375  NT Vista Fund Institutional Class(2)                      212,380
    8,612  Real Estate Fund Institutional Class                       82,417
                                                                ------------
                                                                   1,885,322
                                                                ------------
DOMESTIC FIXED INCOME FUNDS -- 14.2%
    9,786  High-Yield Fund Institutional Class                        46,973
    8,663  Inflation-Adjusted Bond Fund Institutional Class           91,828
   30,740  NT Diversified Bond Fund Institutional Class              310,166
                                                                ------------
                                                                     448,967
                                                                ------------
INTERNATIONAL EQUITY FUNDS -- 13.9%
   36,207  NT Emerging Markets Fund Institutional Class              179,225
   43,857  NT International Growth Fund Institutional Class          262,265
                                                                ------------
                                                                     441,490
                                                                ------------
TOTAL INVESTMENT SECURITIES -- 87.5%
(Cost $3,286,473)                                                  2,775,779
                                                                ------------
OTHER ASSETS AND LIABILITIES -- 12.5%(3)                             396,220
                                                                ------------
TOTAL NET ASSETS -- 100.0%                                        $3,171,999
                                                                ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category includes amounts related to receivable for capital shares sold.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)
                                       LIVESTRONG      LIVESTRONG     LIVESTRONG
                                         Income           2015           2020
                                       Portfolio       Portfolio       Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$131,853,120, $301,792,102 and
$92,147,363, respectively)             $119,440,440    $254,860,471    $86,951,679

Cash                                         20,688          42,922         13,706

Receivable for capital
shares sold                               7,133,992      13,980,125     10,107,261

Distributions receivable
from affiliates                             110,931         212,978         66,508
                                      -------------   -------------   ------------
                                        126,706,051     269,096,496     97,139,154
                                      -------------   -------------   ------------

LIABILITIES

Payable for capital
shares redeemed                             713,960         261,438        404,262

Accrued administrative fees                  19,061          38,211         14,020

Distribution and service
fees payable                                  3,009           7,633            627
                                      -------------   -------------   ------------
                                            736,030         307,282        418,909
                                      -------------   -------------   ------------

NET ASSETS                             $125,970,021    $268,789,214    $96,720,245
                                      =============   =============   ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                       $143,709,380    $322,942,001   $103,313,524

Undistributed net
investment income                            63,947         110,376         51,412

Accumulated net realized loss
on investment transactions              (5,390,626)     (7,331,532)    (1,449,007)

Net unrealized depreciation
on investments                         (12,412,680)    (46,931,631)    (5,195,684)
                                      -------------   -------------   ------------
                                       $125,970,021    $268,789,214   $ 96,720,245
                                      =============   =============   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                              $98,235,028    $193,891,564    $84,203,113

Shares outstanding                       11,519,391      22,409,431     11,467,990

Net asset value per share                     $8.53           $8.65          $7.34

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                              $14,837,755     $39,697,145    $10,469,308

Shares outstanding                        1,739,675       4,584,710      1,426,339

Net asset value per share                     $8.53           $8.66          $7.34

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                              $10,936,196     $25,077,393       $971,154

Shares outstanding                        1,282,844       2,899,021        132,371

Net asset value per share                     $8.52           $8.65          $7.34

R CLASS, $0.01 PAR VALUE

Net assets                               $1,961,042     $10,123,112     $1,076,670

Shares outstanding                          230,088       1,170,215        146,728

Net asset value per share                     $8.52           $8.65          $7.34

See Notes to Financial Statements.

------

JANUARY 31, 2009 (UNAUDITED)
                                         LIVESTRONG     LIVESTRONG    LIVESTRONG
                                            2025           2030          2035
                                          Portfolio     Portfolio      Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$420,884,510, $69,916,711 and
$239,457,913, respectively)              $339,684,623   $65,295,017   $181,079,621

Cash                                           54,356        10,432         30,469

Receivable for capital shares sold          9,603,806     8,009,705      7,705,246

Distributions receivable
from affiliates                               239,323        39,412         93,256
                                         ------------   -----------   ------------
                                          349,582,108    73,354,566    188,908,592
                                         ------------   -----------   ------------

LIABILITIES

Payable for capital
shares redeemed                               612,217        97,202        177,545

Accrued administrative fees                    50,702        10,370         27,067

Distribution and service
fees payable                                    7,961           786          5,471
                                         ------------   -----------   ------------
                                              670,880       108,358        210,083
                                         ------------   -----------   ------------

NET ASSETS                               $348,911,228   $73,246,208   $188,698,509
                                         ============   ===========   ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                         $439,338,136   $79,149,926   $253,047,097

Undistributed net
investment income                             140,953        29,277         57,259

Accumulated net realized loss
on investment transactions                (9,367,974)   (1,311,301)    (6,027,555)

Net unrealized depreciation
on investments                           (81,199,887)   (4,621,694)   (58,378,292)
                                         ------------   -----------   ------------
                                         $348,911,228   $73,246,208   $188,698,509
                                         ============   ===========   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                               $265,379,845   $62,522,779   $136,878,262

Shares outstanding                         31,641,120     9,133,103     16,680,666

Net asset value per share                       $8.39         $6.85          $8.21

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                $50,772,437    $8,536,773    $29,420,840

Shares outstanding                          6,053,868     1,247,595      3,583,494

Net asset value per share                       $8.39         $6.84          $8.21

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                $27,067,705      $618,605    $18,638,042

Shares outstanding                          3,227,612        90,429      2,271,235

Net asset value per share                       $8.39         $6.84          $8.21

R CLASS, $0.01 PAR VALUE

Net assets                                 $5,691,241    $1,568,051     $3,761,365

Shares outstanding                            678,833       229,291        458,364

Net asset value per share                       $8.38         $6.84          $8.21

See Notes to Financial Statements.

------

JANUARY 31, 2009 (UNAUDITED)
                                           LIVESTRONG    LIVESTRONG    LIVESTRONG
                                              2040          2045          2050
                                           Portfolio      Portfolio     Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$21,650,145, $137,063,226 and
$3,286,473, respectively)                  $19,800,366    $96,633,256   $2,775,779

Cash                                             3,489         14,785          336

Receivable for capital shares sold           5,118,158      2,651,679      401,049

Distributions receivable
from affiliates                                  8,028         35,911          837
                                           -----------   ------------   ----------
                                            24,930,041     99,335,631    3,178,001
                                           -----------   ------------   ----------

LIABILITIES

Payable for capital shares redeemed             86,214        101,566        5,680

Accrued administrative fees                      3,147         12,957          289

Distribution and service
fees payable                                       549          2,807           33
                                           -----------   ------------   ----------
                                                89,910        117,330        6,002
                                           -----------   ------------   ----------

NET ASSETS                                 $24,840,131    $99,218,301   $3,171,999
                                           ===========   ============   ==========

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                           $27,160,902   $145,096,384   $3,749,164

Undistributed net investment income              4,573         15,984          591

Accumulated net realized loss
on investment transactions                   (475,565)    (5,464,097)     (67,062)

Net unrealized depreciation
on investments                             (1,849,779)   (40,429,970)    (510,694)
                                           -----------   ------------   ----------
                                           $24,840,131   $ 99,218,301   $3,171,999
                                           ===========   ============   ==========

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                 $18,265,609    $63,861,903   $1,795,203

Shares outstanding                           2,827,937      8,027,107      290,718

Net asset value per share                        $6.46          $7.96        $6.18

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                  $5,126,751    $23,778,979   $1,285,299

Shares outstanding                             794,036      2,987,832      208,084

Net asset value per share                        $6.46          $7.96        $6.18

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                    $295,957     $9,771,308      $21,830

Shares outstanding                              45,842      1,228,760        3,536

Net asset value per share                        $6.46          $7.95        $6.17

R CLASS, $0.01 PAR VALUE

Net assets                                  $1,151,814     $1,806,111      $69,667

Shares outstanding                             178,492        227,121       11,289

Net asset value per share                        $6.45          $7.95        $6.17

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
                                    LIVESTRONG       LIVESTRONG       LIVESTRONG
                                      Income            2015             2020
                                     Portfolio        Portfolio       Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying
funds -- affiliates                   $ 1,589,289      $ 4,504,268       $ 176,924
                                    -------------    -------------    ------------

EXPENSES:

Administrative fees                        64,137          183,748          17,518

Distribution and
service fees:

 Advisor Class                             10,184           29,874             743

 R Class                                    2,564           12,234           1,623

Directors' fees and expenses                1,328            4,108              94
                                    -------------    -------------    ------------
                                           78,213          229,964          19,978
                                    -------------    -------------    ------------

NET INVESTMENT INCOME (LOSS)            1,511,076        4,274,304         156,946
                                    -------------    -------------    ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                      (4,856,452)      (6,246,399)     (1,465,251)

Capital gain distributions
received from underlying
funds                                     170,959          496,675          16,355
                                    -------------    -------------    ------------
                                      (4,685,493)      (5,749,724)     (1,448,896)
                                    -------------    -------------    ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS IN
UNDERLYING FUNDS                     (12,466,072)     (46,387,967)     (5,183,618)
                                    -------------    -------------    ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES            (17,151,565)     (52,137,691)     (6,632,514)
                                    -------------    -------------    ------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                     $(15,640,489)    $(47,863,387)    $(6,475,568)
                                    =============    =============    ============

See Notes to Financial Statements.

------

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
                                    LIVESTRONG       LIVESTRONG      LIVESTRONG
                                       2025             2030            2035
                                     Portfolio       Portfolio        Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying
funds -- affiliates                   $ 5,263,075       $ 110,239      $ 2,606,176
                                     ------------    ------------    -------------

EXPENSES:

Administrative fees                       237,485          12,946          139,101

Distribution and
service fees:

 Advisor Class                             33,303             410           22,618

 R Class                                    9,606           2,649            7,133

Directors' fees and expenses                5,495              78            3,291
                                    -------------    ------------    -------------
                                          285,889          16,083          172,143
                                    -------------    ------------    -------------

NET INVESTMENT INCOME (LOSS)            4,977,186          94,156        2,434,033
                                    -------------    ------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                      (7,532,852)     (1,320,880)      (4,939,990)

Capital gain distributions
received from underlying funds            569,172          10,596          248,559
                                    -------------    ------------    -------------
                                      (6,963,680)     (1,310,284)      (4,691,431)
                                    -------------    ------------    -------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS IN
UNDERLYING FUNDS                     (78,033,627)     (4,615,378)     (54,367,447)
                                    -------------    ------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES            (84,997,307)     (5,925,662)     (59,058,878)
                                    -------------    ------------    -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                     $(80,020,121)    $(5,831,506)    $(56,624,845)
                                    =============    ============    =============

See Notes to Financial Statements.

------

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
                                       LIVESTRONG      LIVESTRONG      LIVESTRONG
                                          2040            2045            2050
                                       Portfolio        Portfolio      Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds -- affiliates             $ 41,884      $ 1,497,765      $ 20,618
                                       ------------    -------------    ----------

EXPENSES:

Administrative fees                           4,666           75,336           888

Distribution and service fees:

 Advisor Class                                  211           12,457           105

 R Class                                      1,846            3,637            17

Directors' fees and expenses                     44            2,099            20
                                       ------------    -------------    ----------
                                              6,767           93,529         1,030
                                       ------------    -------------    ----------

NET INVESTMENT INCOME (LOSS)                 35,117        1,404,236        19,588
                                       ------------    -------------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments
in underlying funds                       (479,158)      (4,009,498)      (68,259)

Capital gain distributions
received from underlying funds                3,811          116,143         1,904
                                       ------------    -------------    ----------
                                          (475,347)      (3,893,355)      (66,355)
                                       ------------    -------------    ----------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN UNDERLYING FUNDS         (1,850,140)     (36,852,190)     (491,988)
                                       ------------    -------------    ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES               (2,325,487)     (40,745,545)     (558,343)
                                       ------------    -------------    ----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                        $(2,290,370)    $(39,341,309)    $(538,755)
                                       ============    =============    ==========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008
                                  LIVESTRONG                    LIVESTRONG
                               Income Portfolio               2015 Portfolio
Increase (Decrease) in
Net Assets                   2009           2008           2009           2008

OPERATIONS

Net investment
income (loss)              $ 1,511,076    $ 2,364,664    $ 4,274,304    $ 6,986,331

Net realized
gain (loss)                (4,685,493)        136,900    (5,749,724)      1,570,407

Change in net
unrealized
appreciation
(depreciation)            (12,466,072)    (2,516,968)   (46,387,967)   (10,467,082)
                          ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting
from operations           (15,640,489)       (15,404)   (47,863,387)    (1,910,344)
                          ------------   ------------   ------------   ------------

DISTRIBUTIONS
TO SHAREHOLDERS

From net
investment income:

 Investor Class            (1,133,831)    (1,807,377)    (5,150,679)    (5,029,481)

 Institutional
 Class                       (227,596)      (358,453)      (667,576)      (526,172)

 Advisor Class               (181,479)      (251,073)      (842,999)      (486,532)

 R Class                      (21,696)        (5,401)      (170,136)      (120,545)

From net
realized gains:

 Investor Class              (405,727)      (100,501)    (1,965,341)      (582,593)

 Institutional
 Class                        (79,352)       (18,324)      (241,939)       (57,480)

 Advisor Class                (72,879)       (12,887)      (344,341)       (60,961)

 R Class                      (12,048)          (264)       (74,791)       (16,447)
                          ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions              (2,134,608)    (2,554,280)    (9,457,802)    (6,880,211)
                          ------------   ------------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions          75,992,845      9,686,579    117,878,676     39,105,101
                          ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                  58,217,748      7,116,895     60,557,487     30,314,546

NET ASSETS

Beginning
of period                   67,752,273     60,635,378    208,231,727    177,917,181
                          ------------   ------------   ------------   ------------
End of period             $125,970,021    $67,752,273   $268,789,214   $208,231,727
                          ============   ============   ============   ============

Undistributed net
investment income              $63,947       $117,473       $110,376     $2,667,462
                          ============   ============   ============   ============

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008
(EXCEPT AS NOTED)
                                  LIVESTRONG                   LIVESTRONG
                                2020 Portfolio               2025 Portfolio
Increase (Decrease) in
Net Assets                     2009        2008(1)        2009           2008

OPERATIONS

Net investment
income (loss)                 $ 156,946      $ 1,601    $ 4,977,186    $ 9,062,338

Net realized
gain (loss)                 (1,448,896)        (111)    (6,963,680)      2,488,135

Change in net
unrealized
appreciation
(depreciation)              (5,183,618)     (12,066)   (78,033,627)   (19,833,288)
                            -----------   ----------   ------------   ------------
Net increase
(decrease) in net
assets resulting
from operations             (6,475,568)     (10,576)   (80,020,121)    (8,282,815)
                            -----------   ----------   ------------   ------------

DISTRIBUTIONS
TO SHAREHOLDERS

From net
investment income:

 Investor Class                (71,188)           --    (5,950,421)    (6,067,533)

 Institutional Class           (11,369)           --    (1,225,708)    (1,379,241)

 Advisor Class                 (12,872)           --      (799,325)      (459,566)

 R Class                       (11,706)           --      (135,485)       (45,611)

From net
realized gains:

 Investor Class                      --           --    (3,244,436)      (763,010)

 Institutional Class                 --           --      (624,145)      (162,933)

 Advisor Class                       --           --      (471,571)       (62,855)

 R Class                             --           --       (87,038)        (6,836)
                            -----------   ----------   ------------   ------------
Decrease in net
assets from
distributions                 (107,135)           --   (12,538,129)    (8,947,585)
                            -----------   ----------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions          102,202,130    1,111,394    151,015,227     69,996,157
                            -----------   ----------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                   95,619,427    1,100,818     58,456,977     52,765,757

NET ASSETS

Beginning of period           1,100,818           --    290,454,251    237,688,494
                            -----------   ----------   ------------   ------------
End of period               $96,720,245   $1,100,818   $348,911,228   $290,454,251
                            ===========   ==========   ============   ============

Undistributed net
investment income               $51,412       $1,601       $140,953     $3,274,706
                            ===========   ==========   ============   ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008
(EXCEPT AS NOTED)
                                    LIVESTRONG                 LIVESTRONG
                                  2030 Portfolio             2035 Portfolio
Increase (Decrease) in Net
Assets                           2009       2008(1)       2009           2008

OPERATIONS

Net investment
income (loss)                    $ 94,156      $ 635    $ 2,434,033    $ 4,814,697

Net realized
gain (loss)                   (1,310,284)    (1,017)    (4,691,431)      1,871,450

Change in net
unrealized appreciation
(depreciation)                (4,615,378)    (6,316)   (54,367,447)   (14,197,827)
                              -----------   --------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations               (5,831,506)    (6,698)   (56,624,845)    (7,511,680)
                              -----------   --------   ------------   ------------

DISTRIBUTIONS
TO SHAREHOLDERS

From net
investment income:

 Investor Class                  (36,628)         --    (2,790,829)    (3,073,496)

 Institutional Class              (8,184)         --      (561,509)      (715,004)

 Advisor Class                    (5,403)         --      (435,681)      (352,833)

 R Class                         (15,299)         --       (73,784)       (45,651)

From net
realized gains:

 Investor Class                        --         --    (2,117,074)      (398,845)

 Institutional Class                   --         --      (396,869)       (86,908)

 Advisor Class                         --         --      (363,962)       (50,009)

 R Class                               --         --       (68,580)        (7,128)
                              -----------   --------   ------------   ------------
Decrease in net assets
from distributions               (65,514)         --    (6,808,288)    (4,729,874)
                              -----------   --------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase
(decrease)
in net assets
from capital share
transactions                   78,499,238    650,688     77,873,472     58,612,954
                              -----------   --------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                     72,602,218    643,990     14,440,339     46,371,400

NET ASSETS

Beginning of period               643,990         --    174,258,170    127,886,770
                              -----------   --------   ------------   ------------
End of period                 $73,246,208   $643,990   $188,698,509   $174,258,170
                              ===========   ========   ============   ============

Undistributed net
investment income                 $29,277       $635        $57,259     $1,485,029
                              ===========   ========   ============   ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008
(EXCEPT AS NOTED)
                                   LIVESTRONG                  LIVESTRONG
                                 2040 Portfolio              2045 Portfolio
Increase (Decrease)
in Net Assets                    2009       2008(1)       2009           2008

OPERATIONS

Net investment
income (loss)                    $ 35,117      $ 499    $ 1,404,236    $ 3,354,239

Net realized
gain (loss)                     (475,347)      (218)    (3,893,355)        659,386

Change in net
unrealized appreciation
(depreciation)                (1,850,140)        361   (36,852,190)   (11,088,022)
                              -----------   --------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations               (2,290,370)        642   (39,341,309)    (7,074,397)
                              -----------   --------   ------------   ------------

DISTRIBUTIONS
TO SHAREHOLDERS

From net
investment income:

 Investor Class                  (16,296)         --    (1,472,652)    (1,730,903)

 Institutional Class              (1,179)         --      (568,816)      (914,356)

 Advisor Class                    (2,891)         --      (216,154)      (270,802)

 R Class                         (10,677)         --       (30,162)       (24,577)

From net
realized gains:

 Investor Class                        --         --    (1,312,952)      (215,140)

 Institutional Class                   --         --      (470,646)      (106,359)

 Advisor Class                         --         --      (213,458)       (36,814)

 R Class                               --         --       (33,383)        (3,687)
                              -----------   --------   ------------   ------------
Decrease in net assets
from distributions               (31,043)         --    (4,318,223)    (3,302,638)
                              -----------   --------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                   26,312,879    848,023     26,360,109     40,338,967
                              -----------   --------   ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                  23,991,466    848,665   (17,299,423)     29,961,932

NET ASSETS

Beginning of period               848,665         --    116,517,724     86,555,792
                              -----------   --------   ------------   ------------
End of period                 $24,840,131   $848,665   $ 99,218,301   $116,517,724
                              ===========   ========   ============   ============

Undistributed net
investment income                  $4,573       $499        $15,984       $899,532
                              ===========   ========   ============   ============

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND PERIOD ENDED JULY 31, 2008
                                                                LIVESTRONG
                                                              2050 Portfolio
Increase (Decrease) in Net Assets                            2009       2008(1)

OPERATIONS

Net investment income (loss)                                 $ 19,588       $ 547

Net realized gain (loss)                                     (66,355)       (707)

Change in net unrealized appreciation (depreciation)        (491,988)    (18,706)
                                                           ----------   ---------
Net increase (decrease) in net assets resulting
from operations                                             (538,755)    (18,866)
                                                           ----------   ---------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                               (8,507)          --

 Institutional Class                                         (10,356)          --

 Advisor Class                                                  (179)          --

 R Class                                                        (502)          --
                                                           ----------   ---------
Decrease in net assets from distributions                    (19,544)          --
                                                           ----------   ---------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                          3,248,540     500,624
                                                           ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS                       2,690,241     481,758

NET ASSETS

Beginning of period                                           481,758          --
                                                           ----------   ---------
End of period                                              $3,171,999    $481,758
                                                           ==========   =========

Undistributed net investment income                              $591        $547
                                                           ==========   =========

(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. LIVESTRONG
Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio,
LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035
Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG
2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the American
Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG
2040 Portfolio and LIVESTRONG 2050 Portfolio commenced sale on May 30, 2008, the funds' inception date.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard
(GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

NT EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

------

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

INTERNATIONAL EQUITY FUNDS

NT EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT DIVERSIFIED BOND seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

------

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio.
Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class
of the funds is 0.20%. There is no administrative fee for the Institutional
Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor Class
and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class and R Class will each pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2009, are detailed in the Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc.,
a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

------

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2009, were as follows:

               LIVESTRONG    LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                 Income         2015           2020           2025           2030
               Portfolio      Portfolio      Portfolio      Portfolio     Portfolio

Purchases     $93,047,706   $133,943,908   $103,082,547   $175,416,361   $77,258,996

Proceeds
from
sales         $23,869,183    $34,246,076    $10,581,696    $40,242,065    $6,671,239

                             LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                                2035           2040           2045           2050
                              Portfolio      Portfolio      Portfolio     Portfolio

Purchases                    $86,094,847    $22,484,078    $33,881,743    $3,043,713

Proceeds
from
sales                        $19,639,827    $1,202,729     $12,736,424     $189,167

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                               Six months ended                Year ended
                               January 31, 2009               July 31, 2008
                            Shares         Amount         Shares        Amount

LIVESTRONG Income Portfolio

INVESTOR CLASS

Sold                        17,461,595   $156,366,284     1,523,508   $ 16,847,911

Issued in
reinvestment of
distributions                  162,737      1,500,704       168,042      1,850,738

Redeemed                  (10,745,691)   (95,377,930)   (1,040,699)   (11,448,990)
                          ------------   ------------   -----------   ------------
                             6,878,641     62,489,058       650,851      7,249,659
                          ------------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                         1,011,222      8,836,405       499,845      5,531,784

Issued in
reinvestment of
distributions                   33,304        306,948        34,216        376,777

Redeemed                     (219,896)    (2,047,497)     (368,318)    (4,091,466)
                          ------------   ------------   -----------   ------------
                               824,630      7,095,856       165,743      1,817,095
                          ------------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           693,465      6,366,120       635,076      7,022,165

Issued in
reinvestment of
distributions                   27,751        254,316        23,937        263,705

Redeemed                     (217,347)    (2,076,427)     (615,687)    (6,916,439)
                          ------------   ------------   -----------   ------------
                               503,869      4,544,009        43,326        369,431
                          ------------   ------------   -----------   ------------
R CLASS

Sold                           206,237      1,945,255        36,733        404,679

Issued in
reinvestment of
distributions                    3,760         33,736           517          5,665

Redeemed                      (12,946)      (115,069)      (14,376)      (159,950)
                          ------------   ------------   -----------   ------------
                               197,051      1,863,922        22,874        250,394
                          ------------   ------------   -----------   ------------
Net increase (decrease)      8,404,191   $ 75,992,845       882,794    $ 9,686,579
                          ============   ============   ===========   ============

------

                              Six months ended                 Year ended
                              January 31, 2009              July 31, 2008(1)
                           Shares          Amount         Shares        Amount

LIVESTRONG 2015 Portfolio

INVESTOR CLASS

Sold                       18,364,377   $ 169,422,418     4,935,566   $ 58,173,266

Issued in
reinvestment of
distributions                 786,589       7,063,567       471,644      5,574,831

Redeemed                 (10,951,040)   (100,519,200)   (2,930,959)   (34,481,030)
                         ------------   -------------   -----------   ------------
                            8,199,926      75,966,785     2,476,251     29,267,067
                         ------------   -------------   -----------   ------------
INSTITUTIONAL
CLASS

Sold                        3,184,934      28,986,270       653,459      7,690,482

Issued in
reinvestment of
distributions                 101,282         909,515        49,378        583,652

Redeemed                    (266,153)     (2,629,191)     (457,705)    (5,457,023)
                         ------------   -------------   -----------   ------------
                            3,020,063      27,266,594       245,132      2,817,111
                         ------------   -------------   -----------   ------------
ADVISOR CLASS

Sold                        1,098,696      10,823,735     1,442,194     16,986,326

Issued in
reinvestment of
distributions                 130,939       1,175,836        46,319        547,493

Redeemed                    (474,876)     (4,746,533)     (965,001)   (11,738,341)
                         ------------   -------------   -----------   ------------
                              754,759       7,253,038       523,512      5,795,478
                         ------------   -------------   -----------   ------------
R CLASS

Sold                          994,357       9,206,070       208,185      2,486,903

Issued in
reinvestment of
distributions                  26,161         234,927        11,492        135,950

Redeemed                    (216,971)     (2,048,738)     (121,357)    (1,397,408)
                         ------------   -------------   -----------   ------------
                              803,547       7,392,259        98,320      1,225,445
                         ------------   -------------   -----------   ------------
Net increase
(decrease)                 12,778,295   $ 117,878,676     3,343,215   $ 39,105,101
                         ============   =============   ===========   ============

LIVESTRONG 2020 Portfolio

INVESTOR CLASS

Sold                       25,238,767   $ 196,019,285       114,155     $1,093,368

Issued in
reinvestment of
distributions                   9,330          71,188            --             --

Redeemed                 (13,893,129)   (106,790,526)       (1,133)       (10,810)
                         ------------   -------------   -----------   ------------
                           11,354,968      89,299,947       113,022      1,082,558
                         ------------   -------------   -----------   ------------
INSTITUTIONAL
CLASS

Sold                        1,423,525      10,496,010         1,687         16,336

Issued in
reinvestment of
distributions                   1,490          11,369            --             --

Redeemed                        (363)         (2,735)            --             --
                         ------------   -------------   -----------   ------------
                            1,424,652      10,504,644         1,687         16,336
                         ------------   -------------   -----------   ------------
ADVISOR CLASS

Sold                          131,335       1,127,035           625          6,250

Issued in
reinvestment of
distributions                   1,687          12,872            --             --

Redeemed                      (1,276)         (9,818)            --             --
                         ------------   -------------   -----------   ------------
                              131,746       1,130,089           625          6,250
                         ------------   -------------   -----------   ------------
R CLASS

Sold                          161,095       1,382,606           625          6,250

Issued in
reinvestment of
distributions                   1,534          11,706            --             --

Redeemed                     (16,526)       (126,862)            --             --
                         ------------   -------------   -----------   ------------
                              146,103       1,267,450           625          6,250
                         ------------   -------------   -----------   ------------
Net increase
(decrease)                 13,057,469   $ 102,202,130       115,959     $1,111,394
                         ============   =============   ===========   ============

(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2020
Portfolio.

------

                              Six months ended                 Year ended
                              January 31, 2009              July 31, 2008(1)
                           Shares          Amount         Shares        Amount

LIVESTRONG 2025 Portfolio

INVESTOR CLASS

Sold                       27,327,946   $ 247,143,790     7,227,400   $ 87,956,265

Issued in
reinvestment of
distributions               1,046,971       9,160,993       554,236      6,811,558

Redeemed                 (15,227,723)   (136,259,183)   (3,452,073)   (41,430,297)
                         ------------   -------------   -----------   ------------
                           13,147,194     120,045,600     4,329,563     53,337,526
                         ------------   -------------   -----------   ------------
INSTITUTIONAL
CLASS

Sold                        2,523,068      22,282,915     1,003,427     12,207,554

Issued in
reinvestment of
distributions                 211,413       1,849,853       125,482      1,542,174

Redeemed                    (512,761)     (4,980,919)     (874,062)   (10,878,957)
                         ------------   -------------   -----------   ------------
                            2,221,720      19,151,849       254,847      2,870,771
                         ------------   -------------   -----------   ------------
ADVISOR CLASS

Sold                        1,069,223      10,425,532     1,600,667     19,440,964

Issued in
reinvestment of
distributions                 144,407       1,263,560        42,508        522,421

Redeemed                    (403,498)     (4,002,222)     (609,735)    (7,683,302)
                         ------------   -------------   -----------   ------------
                              810,132       7,686,870     1,033,440     12,280,083
                         ------------   -------------   -----------   ------------
R CLASS

Sold                          486,458       4,582,212       173,823      2,090,704

Issued in
reinvestment of
distributions                  23,819         208,417         4,062         49,926

Redeemed                     (68,268)       (659,721)      (52,910)      (632,853)
                         ------------   -------------   -----------   ------------
                              442,009       4,130,908       124,975      1,507,777
                         ------------   -------------   -----------   ------------
Net increase
(decrease)                 16,621,055   $ 151,015,227     5,742,825   $ 69,996,157
                         ============   =============   ===========   ============

LIVESTRONG 2030 Portfolio

INVESTOR CLASS

Sold                       19,717,627    $144,135,929        69,257       $655,977

Issued in
reinvestment of
distributions                   5,047          36,137            --             --

Redeemed                 (10,656,250)    (77,014,215)       (2,578)       (24,039)
                         ------------   -------------   -----------   ------------
                            9,066,424      67,157,851        66,679        631,938
                         ------------   -------------   -----------   ------------
INSTITUTIONAL
CLASS

Sold                        1,265,917       8,770,203           625          6,250

Issued in
reinvestment of
distributions                   1,145           8,184            --             --

Redeemed                     (20,092)       (138,097)            --             --
                         ------------   -------------   -----------   ------------
                            1,246,970       8,640,290           625          6,250
                         ------------   -------------   -----------   ------------
ADVISOR CLASS

Sold                          104,595         849,579           625          6,250

Issued in
reinvestment of
distributions                     756           5,403            --             --

Redeemed                     (15,547)       (112,801)            --             --
                         ------------   -------------   -----------   ------------
                               89,804         742,181           625          6,250
                         ------------   -------------   -----------   ------------
R CLASS

Sold                          258,062       2,169,346           625          6,250

Issued in
reinvestment of
distributions                   2,140          15,299            --             --

Redeemed                     (31,536)       (225,729)            --             --
                         ------------   -------------   -----------   ------------
                              228,666       1,958,916           625          6,250
                         ------------   -------------   -----------   ------------
Net increase
(decrease)                 10,631,864    $ 78,499,238        68,554       $650,688
                         ============   =============   ===========   ============

(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2030
Portfolio.

------

                               Six months ended                Year ended
                               January 31, 2009             July 31, 2008(1)
                             Shares        Amount         Shares        Amount

LIVESTRONG 2035 Portfolio

INVESTOR CLASS

Sold                        11,882,346   $107,312,124     5,273,716   $ 67,011,195

Issued in
reinvestment of
distributions                  568,003      4,896,188       265,648      3,469,367

Redeemed                   (6,412,924)   (57,012,530)   (1,862,588)   (23,625,688)
                           -----------   ------------   -----------   ------------
                             6,037,425     55,195,782     3,676,776     46,854,874
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                         1,677,196     14,554,404       542,257      6,886,635

Issued in
reinvestment of
distributions                  111,052        958,378        61,402        801,912

Redeemed                     (194,650)    (1,972,447)     (315,217)    (4,091,617)
                           -----------   ------------   -----------   ------------
                             1,593,598     13,540,335       288,442      3,596,930
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           853,620      8,309,315     1,057,731     13,387,446

Issued in
reinvestment of
distributions                   91,719        791,531        30,822        402,842

Redeemed                     (257,774)    (2,602,038)     (527,772)    (7,020,874)
                           -----------   ------------   -----------   ------------
                               687,565      6,498,808       560,781      6,769,414
                           -----------   ------------   -----------   ------------
R CLASS

Sold                           293,314      2,802,407       160,015      2,063,991

Issued in
reinvestment of
distributions                   15,842        136,718         3,922         51,263

Redeemed                      (31,146)      (300,578)      (58,210)      (723,518)
                           -----------   ------------   -----------   ------------
                               278,010      2,638,547       105,727      1,391,736
                           -----------   ------------   -----------   ------------
Net increase (decrease)      8,596,598   $ 77,873,472     4,631,726   $ 58,612,954
                           ===========   ============   ===========   ============

LIVESTRONG 2040 Portfolio

INVESTOR CLASS

Sold                         5,758,343   $ 40,200,294        90,295       $837,273

Issued in
reinvestment of
distributions                    2,393         16,296            --             --

Redeemed                   (3,022,273)   (20,856,900)         (821)        (8,000)
                           -----------   ------------   -----------   ------------
                             2,738,463     19,359,690        89,474        829,273
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           793,625      5,139,717           625          6,250

Issued in
reinvestment of
distributions                      173          1,179            --             --

Redeemed                         (387)        (2,649)            --             --
                           -----------   ------------   -----------   ------------
                               793,411      5,138,247           625          6,250
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                            50,590        395,919           625          6,250

Issued in
reinvestment of
distributions                      424          2,891            --             --

Redeemed                       (5,797)       (41,256)            --             --
                           -----------   ------------   -----------   ------------
                                45,217        357,554           625          6,250
                           -----------   ------------   -----------   ------------
R CLASS

Sold                           183,828      1,497,704           625          6,250

Issued in
reinvestment of
distributions                    1,568         10,677            --             --

Redeemed                       (7,529)       (50,993)            --             --
                           -----------   ------------   -----------   ------------
                               177,867      1,457,388           625          6,250
                           -----------   ------------   -----------   ------------
Net increase (decrease)      3,754,958   $ 26,312,879        91,349       $848,023
                           ===========   ============   ===========   ============

(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2040
Portfolio.

------

                               Six months ended                Year ended
                               January 31, 2009             July 31, 2008(1)
                             Shares        Amount         Shares        Amount

LIVESTRONG 2045 Portfolio

INVESTOR CLASS

Sold                         3,511,476   $ 32,135,846     3,499,543   $ 45,795,739

Issued in
reinvestment of
distributions                  328,649      2,767,177       145,128      1,938,913
Redeemed                   (1,748,907)   (15,821,836)   (1,307,691)   (16,851,978)
                           -----------   ------------   -----------   ------------
                             2,091,218     19,081,187     2,336,980     30,882,674
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           823,474      7,301,464       896,299     11,781,809

Issued in
reinvestment of
distributions                  123,451      1,039,462        76,344      1,020,715

Redeemed                     (493,116)    (4,721,161)     (561,204)    (7,352,345)
                           -----------   ------------   -----------   ------------
                               453,809      3,619,765       411,439      5,450,179
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           335,573      3,089,183       593,456      7,704,375

Issued in
reinvestment of
distributions                   50,634        426,339        23,025        307,616

Redeemed                      (91,281)      (889,788)     (362,137)    (4,775,098)
                           -----------   ------------   -----------   ------------
                               294,926      2,625,734       254,344      3,236,893
                           -----------   ------------   -----------   ------------
R CLASS

Sold                           121,292      1,134,281        86,662      1,132,673

Issued in
reinvestment of
distributions                    6,076         51,161         1,521         20,338

Redeemed                      (15,226)      (152,019)      (29,548)      (383,790)
                           -----------   ------------   -----------   ------------
                               112,142      1,033,423        58,635        769,221
                           -----------   ------------   -----------   ------------
Net increase
(decrease)                   2,952,095   $ 26,360,109     3,061,398   $ 40,338,967
                           ===========   ============   ===========   ============

LIVESTRONG 2050 Portfolio

INVESTOR CLASS

Sold                           406,397    $ 2,812,594        51,078       $488,874

Issued in reinvestment
of distributions                 1,292          8,453            --             --

Redeemed                     (167,285)    (1,119,818)         (764)        (7,000)
                           -----------   ------------   -----------   ------------
                               240,404      1,701,229        50,314        481,874
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           212,200      1,478,789           625          6,250

Issued in reinvestment
of distributions                 1,583         10,356            --             --

Redeemed                       (6,324)       (45,786)            --             --
                           -----------   ------------   -----------   ------------
                               207,459      1,443,359           625          6,250
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                             2,884         21,076           625          6,250

Issued in reinvestment
of distributions                    27            179            --             --
                           -----------   ------------   -----------   ------------
                                 2,911         21,255           625          6,250
                           -----------   ------------   -----------   ------------
R CLASS

Sold                            11,359         87,103           625          6,250

Issued in
reinvestment of
distributions                       77            502            --             --

Redeemed                         (772)        (4,908)            --             --
                           -----------   ------------   -----------   ------------
                                10,664         82,697           625          6,250
                           -----------   ------------   -----------   ------------
Net increase
(decrease)                     461,438    $ 3,248,540        52,189       $500,624
                           ===========   ============   ===========   ============

(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2050
Portfolio.

------

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the six months ended January 31, 2009 follows:

                   July 31,
                     2008                                                                     January 31, 2009
Fund/
Underlying          Share       Purchase       Sales        Realized     Distributions      Share        Market
Fund               Balance        Cost          Cost       Gain (Loss)    Received(1)      Balance        Value

LIVESTRONG Income Portfolio

High-Yield
Fund
Institutional
Class                439,813   $ 3,532,866     $ 889,444    $ (186,251)       $ 116,269    1,045,310    $ 5,017,488

Inflation-
Adjusted
Bond Fund
Institutional
Class                467,270     6,688,373     1,990,644       (82,087)         126,275      929,023      9,847,644

NT
Diversified
Bond Fund
Institutional
Class              1,817,937    22,912,798     8,181,247      (107,832)         847,053    3,294,543     33,241,939

NT Equity
Growth Fund
Institutional
Class                856,240    12,698,989     3,636,157    (1,169,523)         100,286    2,206,045     14,537,837

NT Growth
Fund
Institutional
Class                388,477     6,458,259     1,626,742      (495,048)          31,517    1,058,920      7,645,402

NT Large
Company
Value Fund
Institutional
Class                769,386    10,996,510     3,346,150    (1,250,258)          99,978    2,036,188     11,830,252

NT Mid Cap
Value Fund
Institutional
Class                292,448     3,734,956     1,010,061      (270,420)          32,952      695,785      4,564,350

NT Small
Company Fund
Institutional
Class                153,329     2,050,493       560,442      (212,121)           4,015      439,566      2,219,808

NT Vista Fund
Institutional
Class(2)             142,931     2,656,544       675,897      (240,448)              --      449,897      2,951,324

Real Estate
Fund
Institutional
Class                 30,326     1,185,996       377,554      (203,066)          19,140      117,312      1,122,676

Premium Money
Market Fund
Investor
Class              7,041,280     8,613,929     3,208,025             --          83,873   12,447,184     12,447,184

International
Bond Fund
Institutional
Class                326,382     6,058,992     1,819,029      (105,679)         248,633      630,499      8,303,672

NT
International
Growth Fund
Institutional
Class                297,235     5,459,001     1,404,243      (533,719)          50,257      954,994      5,710,864
                               -----------   -----------   ------------   -------------                ------------
                               $93,047,706   $28,725,635   $(4,856,452)      $1,760,248                $119,440,440
                               ===========   ===========   ============   =============                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                       January 31, 2009
Fund/
Underlying           Share       Purchase        Sales        Realized     Distributions      Share        Market
Fund                Balance        Cost           Cost       Gain (Loss)    Received(1)      Balance        Value

LIVESTRONG 2015 Portfolio

NT Equity
Growth Fund
Institutional
Class               2,552,134   $ 17,282,796   $ 2,920,529    $ (928,424)       $ 298,435    4,579,813   $ 30,180,968

NT Growth
Fund
Institutional
Class               1,481,964     11,827,756     1,811,123      (536,091)         120,233    2,809,616     20,285,428

NT Large
Company
Value Fund
Institutional
Class               2,441,771     16,293,935     2,915,639    (1,122,747)         316,930    4,518,345     26,251,584

NT Mid Cap
Value Fund
Institutional
Class               1,133,888      6,435,860     1,255,652      (312,991)         127,652    1,884,570     12,362,779

NT Small
Company Fund
Institutional
Class                 475,348      3,119,117       499,767      (180,880)          12,438      953,906      4,817,225

NT Vista Fund
Institutional
Class(2)              708,665      6,270,401     1,287,494      (483,626)              --    1,441,559      9,456,627

Real Estate
Fund
Institutional
Class                 127,130      2,547,102       411,259      (199,385)          77,374      338,509      3,239,531

High-Yield
Fund
Institutional
Class               1,291,014      4,657,190       935,805      (183,563)         312,358    2,120,779     10,179,739

Inflation-
Adjusted
Bond Fund
Institutional
Class               1,370,511      8,374,235     3,176,969      (186,281)         368,729    1,890,843     20,042,936

NT
Diversified
Bond Fund
Institutional
Class               5,290,466     28,766,054    15,576,344      (309,538)       2,396,901    6,634,329     66,940,380

Premium Money
Market Fund
Investor
Class              14,169,337      8,092,484     3,793,938             --         162,189   18,467,883     18,467,883

NT Emerging
Markets Fund
Institutional
Class                 306,469      3,062,492     1,826,959      (995,126)              --      616,063      3,049,512

NT
International
Growth Fund
Institutional
Class               1,152,707     10,467,201     1,584,444      (606,316)         184,561    2,474,086     14,795,034

International
Bond Fund
Institutional
Class                 808,465      6,747,285     2,496,553      (201,431)         623,143    1,123,071     14,790,845
                                ------------   -----------   ------------   -------------                ------------
                                $133,943,908   $40,492,475   $(6,246,399)      $5,000,943                $254,860,471
                                ============   ===========   ============   =============                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                     January 31, 2009
Fund/               Share       Purchase        Sales        Realized     Distributions     Share        Market
Underlying Fund    Balance        Cost           Cost       Gain (Loss)    Received(1)     Balance       Value

LIVESTRONG 2020 Portfolio

NT Equity
Growth Fund
Institutional
Class                 13,523   $ 12,653,078   $ 1,562,211    $ (278,176)         $ 7,583   1,528,435   $10,072,387

NT Growth
Fund
Institutional
Class                  9,493      9,568,878     1,167,262      (204,120)           5,507   1,103,554     7,967,660

NT Large
Company
Value Fund
Institutional
Class                 13,966     11,882,091     1,499,235      (293,608)           9,249   1,560,493     9,066,464

NT Mid Cap
Value Fund
Institutional
Class                  6,894      5,672,009       677,970      (103,258)           4,154     697,064     4,572,740

NT Small
Company Fund
Institutional
Class                  3,331      2,593,733       330,002       (71,384)             481     400,067     2,020,338

NT Vista Fund
Institutional
Class(2)               4,392      4,668,892       577,765      (107,393)              --     596,838     3,915,257

Real Estate
Fund
Institutional
Class                    835      1,632,330       232,407       (71,987)           3,115     125,877     1,204,643

High-Yield
Fund
Institutional
Class                  6,418      3,504,078       376,363       (25,172)          23,661     678,703     3,257,774

Inflation-
Adjusted
Bond Fund
Institutional
Class                  6,564      6,980,415       733,099       (13,329)           4,948     607,568     6,440,221

NT
Diversified
Bond Fund
Institutional
Class                 25,513     24,573,769     2,603,140        (2,969)         107,009   2,210,542    22,304,369

NT Emerging
Markets Fund
Institutional
Class                  2,495      2,353,926       316,783       (80,378)              --     364,370     1,803,631

NT
International
Growth Fund
Institutional
Class                  7,356      7,259,242       909,286      (185,452)           8,117     971,224     5,807,920

Premium Money
Market Fund
Investor
Class                 55,710      5,126,554       554,539             --           7,241   4,627,725     4,627,725

International
Bond Fund
Institutional
Class                  2,934      4,613,552       506,885       (28,025)          12,214     295,410     3,890,550
                               ------------   -----------   ------------   -------------               -----------
                               $103,082,547   $12,046,947   $(1,465,251)        $193,279               $86,951,679
                               ============   ===========   ============   =============               ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                       January 31, 2009
Fund/                Share       Purchase        Sales        Realized     Distributions      Share        Market
Underlying Fund     Balance        Cost           Cost       Gain (Loss)    Received(1)      Balance        Value

LIVESTRONG 2025 Portfolio

NT Equity
Growth Fund
Institutional
Class               3,602,431   $ 21,009,529   $ 2,903,528   $(1,001,302)       $ 413,797    6,141,398   $ 40,471,813

NT Growth
Fund
Institutional
Class               2,941,097     19,482,613     2,550,160      (863,576)         224,110    5,175,307     37,365,717

NT Large
Company
Value Fund
Institutional
Class               3,752,460     21,188,974     3,749,983    (1,536,209)         470,723    6,451,109     37,480,943

NT Mid Cap
Value Fund
Institutional
Class               1,680,943      8,279,472     1,578,666      (390,719)         184,802    2,653,861     17,409,328

NT Small
Company Fund
Institutional
Class               1,174,267      6,744,052       887,436      (336,418)          29,956    2,238,802     11,305,950

NT Vista Fund
Institutional
Class(2)            1,249,163     10,566,617     1,277,036      (516,038)              --    2,589,375     16,986,300

Real Estate
Fund
Institutional
Class                 245,954      4,444,352       581,117      (304,412)         146,288      629,260      6,022,018

High-Yield
Fund
Institutional
Class               1,544,407      4,863,310     1,213,677      (233,034)         361,827    2,375,770     11,403,696

Inflation-
Adjusted
Bond Fund
Institutional
Class               1,639,867      9,286,050     4,066,366      (249,190)         440,301    2,172,607     23,029,634

NT
Diversified
Bond Fund
Institutional
Class               6,276,546     31,938,667    19,408,795      (417,414)       2,774,013    7,571,529     76,396,728

NT Emerging
Markets Fund
Institutional
Class                 740,611      7,531,860     1,066,918      (609,600)              --    1,839,981      9,107,906

NT
International
Growth Fund
Institutional
Class               2,276,565     18,684,694     2,281,446      (975,308)         355,271    4,706,249     28,143,369

Premium Money
Market Fund
Investor
Class              15,395,670      7,456,273     5,142,019             --         168,796   17,709,924     17,709,924

International
Bond Fund
Institutional
Class                 305,876      3,939,898     1,067,770       (99,632)         262,363      520,220      6,851,297
                                ------------   -----------   ------------   -------------                ------------
                                $175,416,361   $47,774,917   $(7,532,852)      $5,832,247                $339,684,623
                                ============   ===========   ============   =============                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                  July 31,
                     2008                                                                   January 31, 2009
Fund/
Underlying          Share       Purchase       Sales       Realized     Distributions     Share        Market
Fund               Balance        Cost         Cost       Gain (Loss)    Received(1)     Balance       Value

LIVESTRONG 2030 Portfolio

NT Equity
Growth Fund
Institutional
Class                  8,437   $ 9,867,231   $1,067,558    $ (217,998)         $ 5,526   1,209,182   $ 7,968,509

NT Growth
Fund
Institutional
Class                  7,661     9,858,174    1,032,863      (209,556)           5,766   1,155,607     8,343,483

NT Large
Company
Value Fund
Institutional
Class                  9,291     9,871,725    1,089,339      (241,356)           7,342   1,316,282     7,647,598

NT Mid Cap
Value Fund
Institutional
Class                  4,234     4,257,078      452,479       (81,573)           3,001     529,574     3,474,006

NT Small
Company Fund
Institutional
Class                  3,119     3,293,882      358,231       (87,053)             593     517,640     2,614,082

NT Vista Fund
Institutional
Class(2)               3,204     4,267,885      461,006      (101,407)              --     553,761     3,632,672

Real Estate
Fund
Institutional
Class                    642     1,614,345      202,159       (71,050)           3,130     126,989     1,215,285

High-Yield
Fund
Institutional
Class                  2,819     2,041,977      188,433       (16,862)          13,926     400,798     1,923,831

Inflation-
Adjusted
Bond Fund
Institutional
Class                  2,949     4,150,276      378,676       (10,595)           2,116     365,657     3,875,964

NT
Diversified
Bond Fund
Institutional
Class                 11,435    14,482,317    1,329,463        (9,259)          66,008   1,319,282    13,311,555

NT Emerging
Markets Fund
Institutional
Class                  2,059     2,728,465      307,932       (84,436)              --     431,705     2,136,939

NT
International
Growth Fund
Institutional
Class                  5,964     7,376,596      806,436      (189,735)           8,627   1,002,255     5,993,485

Premium Money
Market Fund
Investor
Class                 26,107     3,449,045      317,544             --           4,800   3,157,608     3,157,608
                               -----------   ----------   ------------   -------------               -----------
                               $77,258,996   $7,992,119   $(1,320,880)        $120,835               $65,295,017
                               ===========   ==========   ============   =============               ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                    January 31, 2009
Fund/
Underlying          Share       Purchase       Sales        Realized     Distributions     Share        Market
Fund               Balance        Cost          Cost       Gain (Loss)    Received(1)     Balance        Value

LIVESTRONG 2035 Portfolio

NT Equity
Growth Fund
Institutional
Class              2,449,303   $10,856,878   $ 2,867,111   $(1,018,818)       $ 272,513   3,629,289   $ 23,917,014

NT Growth
Fund
Institutional
Class              2,222,291    10,865,132     1,155,647      (400,645)         163,345   3,484,248     25,156,271

NT Large
Company
Value Fund
Institutional
Class              2,606,109    11,423,056     2,942,301    (1,290,681)         318,231   3,976,787     23,105,132

NT Mid Cap
Value Fund
Institutional
Class              1,312,467     4,758,461     1,933,995      (546,899)         136,873   1,763,289     11,567,176

NT Small
Company Fund
Institutional
Class                814,541     3,855,697       361,561       (98,484)          20,703   1,434,913      7,246,311

NT Vista Fund
Institutional
Class(2)           1,024,146     6,433,981     1,028,898      (449,927)              --   1,806,075     11,847,852

Real Estate
Fund
Institutional
Class                189,899     2,812,197       183,357       (82,225)         109,173     435,140      4,164,290

High-Yield
Fund
Institutional
Class                675,627     2,004,924       736,644      (149,640)         154,613     981,942      4,713,322

Inflation-
Adjusted
Bond Fund
Institutional
Class                716,608     3,590,950     2,221,620      (162,768)         191,217     867,122      9,191,493

NT
Diversified
Bond Fund
Institutional
Class              2,815,854    11,391,308     9,261,690      (301,575)       1,211,622   3,054,543     30,820,339

NT Emerging
Markets Fund
Institutional
Class                676,185     5,728,787       354,671      (195,427)              --   1,542,849      7,637,102

NT
International
Growth Fund
Institutional
Class              1,580,696    10,438,926       605,220      (242,901)         244,542   2,994,620     17,907,828

Premium Money
Market Fund
Investor
Class              2,798,043     1,934,550       927,102             --          31,903   3,805,491      3,805,491
                               -----------   -----------   ------------   -------------               ------------
                               $86,094,847   $24,579,817   $(4,939,990)      $2,854,735               $181,079,621
                               ===========   ===========   ============   =============               ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                January 31, 2009
Fund/                                                     Realized
Underlying          Share       Purchase       Sales        Gain      Distributions    Share       Market
Fund               Balance        Cost         Cost        (Loss)      Received(1)    Balance      Value

LIVESTRONG 2040 Portfolio

NT Equity
Growth Fund
Institutional
Class                 12,654   $ 3,331,589    $ 246,061   $ (74,225)         $ 3,481   433,418   $ 2,856,225

NT Growth
Fund
Institutional
Class                 11,476     3,256,329      236,539     (74,208)           3,266   404,267     2,918,808

NT Large
Company
Value Fund
Institutional
Class                 14,033     3,265,378      257,591     (79,737)           4,432   461,130     2,679,165

NT Mid Cap
Value Fund
Institutional
Class                  7,065     1,622,906      113,265     (26,736)           2,076   214,979     1,410,262

NT Small
Company Fund
Institutional
Class                  4,216       902,749       68,762     (25,446)             292   149,971       757,353

NT Vista Fund
Institutional
Class(2)               5,346     1,634,695      123,580     (45,418)              --   224,319     1,471,533

Real Estate
Fund
Institutional
Class                  1,073       589,748       56,539     (28,232)           1,979    49,075       469,648

High-Yield
Fund
Institutional
Class                  2,749       436,823       28,031      (4,721)           3,731    90,437       434,098

Inflation-
Adjusted
Bond Fund
Institutional
Class                  2,805       869,797       57,957      (4,121)           1,072    80,875       857,275

NT
Diversified
Bond Fund
Institutional
Class                 11,113     3,056,573      214,652      (4,326)          20,704   293,622     2,962,646

NT Emerging
Markets Fund
Institutional
Class                  4,109     1,201,602      102,307     (45,697)              --   200,292       991,445

NT
International
Growth Fund
Institutional
Class                  7,910     2,315,889      176,603     (66,291)           4,662   333,095     1,991,908
                               -----------   ----------   ----------   -------------             -----------
                               $22,484,078   $1,681,887   $(479,158)         $45,695             $19,800,366
                               ===========   ==========   ==========   =============             ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                                    January 31, 2009
Fund/               Share       Purchase       Sales        Realized     Distributions     Share        Market
Underlying Fund    Balance        Cost          Cost       Gain (Loss)    Received(1)     Balance       Value

LIVESTRONG 2045 Portfolio

NT Equity
Growth Fund
Institutional
Class              1,767,703   $ 4,196,666   $ 2,523,340    $ (860,779)       $ 189,369   2,085,773   $13,745,244

NT Growth
Fund
Institutional
Class              1,603,749     4,180,317     1,335,432      (438,582)         109,334   2,004,440    14,472,057

NT Large
Company
Value Fund
Institutional
Class              1,911,044     4,553,121     2,452,634    (1,053,798)         223,346   2,327,160    13,520,800

NT Mid Cap
Value Fund
Institutional
Class                949,245     1,740,054     1,281,746      (332,198)          96,662   1,060,227     6,955,089

NT Small
Company Fund
Institutional
Class                651,548     1,624,879       419,684      (106,059)          15,357     882,638     4,457,322

NT Vista Fund
Institutional
Class(2)             740,940     2,913,530       462,638      (181,612)              --   1,082,651     7,102,190

Real Estate
Fund
Institutional
Class                155,018     1,516,953       411,652      (155,980)          85,261     293,228     2,806,192

High-Yield
Fund
Institutional
Class                341,459       511,395       364,559       (67,037)          73,375     390,051     1,872,245

Inflation-
Adjusted
Bond Fund
Institutional
Class                362,388       931,651     1,228,012       (86,462)          95,636     343,717     3,643,400

NT
Diversified
Bond Fund
Institutional
Class              1,428,483     2,867,553     5,090,889      (172,900)         573,229   1,220,906    12,318,941

NT Emerging
Markets Fund
Institutional
Class                631,758     4,230,832       545,682      (303,434)              --   1,232,266     6,099,717

NT
International
Growth Fund
Institutional
Class              1,037,672     4,614,792       629,654      (250,657)         152,339   1,612,050     9,640,059
                               -----------   -----------   ------------   -------------               -----------
                               $33,881,743   $16,745,922   $(4,009,498)      $1,613,908               $96,633,256
                               ===========   ===========   ============   =============               ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                   July 31,
                     2008                                                           January 31, 2009
Fund/                                                  Realized
Underlying          Share      Purchase      Sales       Gain     Distributions    Share      Market
Fund               Balance       Cost        Cost       (Loss)     Received(1)    Balance     Value

LIVESTRONG 2050 Portfolio

NT Equity
Growth Fund
Institutional                                                                                $
Class                  7,438    $ 458,270   $ 39,329   $(12,185)         $ 2,244    62,555     412,238

NT Growth
Fund
Institutional
Class                  6,726      458,225     26,419     (7,887)           2,185    59,773     431,561

NT Large
Company
Value Fund
Institutional
Class                  8,267      466,584     40,098    (12,920)           2,969    69,752     405,259

NT Mid Cap
Value Fund
Institutional
Class                  4,102      221,760     17,229     (4,199)           1,349    31,515     206,738

NT Small
Company Fund
Institutional
Class                  2,807      154,405      9,025     (2,937)             229    26,679     134,729

NT Vista Fund
Institutional
Class(2)               3,119      232,243     15,023     (5,891)              --    32,375     212,380

Real Estate
Fund
Institutional
Class                    681      102,244      7,706     (2,975)           1,457     8,612      82,417

High-Yield
Fund
Institutional
Class                  1,255       45,439      4,199       (771)             913     9,786      46,973

Inflation-
Adjusted
Bond Fund
Institutional
Class                  1,312       88,319     11,412     (1,068)             518     8,663      91,828

NT
Diversified
Bond Fund
Institutional
Class                  5,134      309,850     51,912     (1,812)           7,933    30,740     310,166

NT Emerging
Markets Fund
Institutional
Class                  2,839      211,102     15,930     (8,007)              --    36,207     179,225

NT
International
Growth Fund
Institutional
Class                  4,230      295,272     19,144     (7,607)           2,725    43,857     262,265
                               ----------   --------   ---------   -------------            ----------
                               $3,043,713   $257,426   $(68,259)         $22,522            $2,775,779
                               ==========   ========   =========   =============            ==========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of January 31, 2009, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

                                  LIVESTRONG   LIVESTRONG   LIVESTRONG
                                     2015         2025         2035
                                   Portfolio    Portfolio   Portfolio

NT Diversified Bond Fund              26%          30%          --
NT Emerging Markets Fund              --           29%         25%
NT Equity Growth Fund                 --           28%          --
NT Growth Fund                        --           30%          --
NT International Growth Fund          --           31%          --
NT Large Company Value Fund           --           28%          --
NT Mid Cap Value Fund                 --           28%          --
NT Small Company Fund                 --           32%          --
NT Vista Fund                         --           30%          --

As of January 31, 2009, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond, NT Emerging Markets,
NT Equity Growth, NT Growth, NT International Growth, NT Large Company Value,
NT Mid Cap Value, NT Small Company and NT Vista funds.

------

7. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of January 31, 2009:

                                                        Value of
                                                       Investment
Fund/Valuation Inputs                                  Securities

LIVESTRONG Income Portfolio
Level 1 -- Quoted Prices                              $119,440,440
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                      $119,440,440
                                                      ============
LIVESTRONG 2015 Portfolio
Level 1 -- Quoted Prices                              $254,860,471
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                      $254,860,471
                                                      ============
LIVESTRONG 2020 Portfolio
Level 1 -- Quoted Prices                               $86,951,679
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                       $86,951,679
                                                      ============
LIVESTRONG 2025 Portfolio
Level 1 -- Quoted Prices                              $339,684,623
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                      $339,684,623
                                                      ============
LIVESTRONG 2030 Portfolio
Level 1 -- Quoted Prices                               $65,295,017
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                       $65,295,017
                                                      ============
LIVESTRONG 2035 Portfolio
Level 1 -- Quoted Prices                              $181,079,621
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                      $181,079,621
                                                      ============

------

                                                        Value of
                                                       Investment
Fund/Valuation Inputs                                  Securities

LIVESTRONG 2040 Portfolio
Level 1 -- Quoted Prices                               $19,800,366
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                       $19,800,366
                                                      ============
LIVESTRONG 2045 Portfolio
Level 1 -- Quoted Prices                               $96,633,256
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                       $96,633,256
                                                      ============
LIVESTRONG 2050 Portfolio
Level 1 -- Quoted Prices                                $2,775,779
Level 2 -- Other Significant Observable Inputs                  --
Level 3 -- Significant Unobservable Inputs                      --
                                                      ------------
                                                        $2,775,779
                                                      ============

8. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

------

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

                     LIVESTRONG      LIVESTRONG     LIVESTRONG      LIVESTRONG     LIVESTRONG
                       Income           2015           2020            2025           2030
                     Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
Federal tax cost
of investments       $136,809,125    $304,270,018    $92,465,147    $425,578,315    $70,826,334
                    =============   =============   ============   =============   ============
Gross tax
appreciation of
investments             $ 179,273       $ 319,102      $ 266,611       $ 381,777      $ 135,292

Gross tax
depreciation of
investments          (17,547,958)    (49,728,649)    (5,780,079)    (86,275,469)    (5,666,609)
                    -------------   -------------   ------------   -------------   ------------
Net tax
appreciation
(depreciation)
of investments      $(17,368,685)   $(49,409,547)   $(5,513,468)   $(85,893,692)   $(5,531,317)
                    =============   =============   ============   =============   ============

                                     LIVESTRONG     LIVESTRONG      LIVESTRONG     LIVESTRONG
                                        2035           2040            2045           2050
                                     Portfolio       Portfolio      Portfolio       Portfolio
Federal tax cost
of investments                       $240,350,051    $22,068,207    $141,407,630     $3,304,850
                                    =============   ============   =============   ============
Gross tax
appreciation of
investments                             $ 121,971       $ 22,714        $ 40,387            $--

Gross tax
depreciation of
investments                          (59,392,401)    (2,290,555)    (44,814,761)      (529,071)
                                    -------------   ------------   -------------   ------------
Net tax
appreciation
(depreciation)
of investments                      $(59,270,430)   $(2,267,841)   $(44,774,374)     $(529,071)
                                    =============   ============   =============   ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)         2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $10.64       $11.06     $10.45      $10.51     $10.00
                               --------     --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.19         0.40       0.33        0.37       0.29

 Net Realized and
 Unrealized Gain (Loss)          (1.97)       (0.38)       0.75      (0.07)       0.52
                               --------     --------   --------    --------   --------
 Total From
 Investment Operations           (1.78)         0.02       1.08        0.30       0.81
                               --------     --------   --------    --------   --------
Distributions

 From Net
 Investment Income               (0.24)       (0.42)     (0.32)      (0.35)     (0.30)

 From Net Realized Gains         (0.09)       (0.02)     (0.15)      (0.01)         --
                               --------     --------   --------    --------   --------
 Total Distributions             (0.33)       (0.44)     (0.47)      (0.36)     (0.30)
                               --------     --------   --------    --------   --------
Net Asset Value,
End of Period                     $8.53       $10.64     $11.06      $10.45     $10.51
                               ========     ========   ========    ========   ========

TOTAL RETURN(4)                (16.95)%        0.11%     10.51%       2.99%      8.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.20%(6)        0.20%      0.20%       0.20%   0.20%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.16%(6)        3.61%      3.03%       3.51%   3.16%(6)

Portfolio Turnover Rate             33%          26%        22%        120%         6%

Net Assets, End of Period
(in thousands)                  $98,235      $49,378    $44,109     $27,374    $15,572

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)        2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.64      $11.06     $10.45      $10.51     $10.00
                                  --------    --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.23        0.42       0.35        0.37       0.34

 Net Realized and
 Unrealized Gain (Loss)             (2.00)      (0.38)       0.75      (0.05)       0.48
                                  --------    --------   --------    --------   --------
 Total From
 Investment Operations              (1.77)        0.04       1.10        0.32       0.82
                                  --------    --------   --------    --------   --------
Distributions

 From Net Investment Income         (0.25)      (0.44)     (0.34)      (0.37)     (0.31)

 From Net Realized Gains            (0.09)      (0.02)     (0.15)      (0.01)         --
                                  --------    --------   --------    --------   --------
 Total Distributions                (0.34)      (0.46)     (0.49)      (0.38)     (0.31)
                                  --------    --------   --------    --------   --------
Net Asset Value,
End of Period                        $8.53      $10.64     $11.06      $10.45     $10.51
                                  ========    ========   ========    ========   ========

TOTAL RETURN(4)                   (16.86)%       0.31%     10.73%       3.20%      8.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.00%(6)       0.00%      0.00%       0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        4.36%(6)       3.81%      3.23%       3.71%   3.36%(6)

Portfolio Turnover Rate                33%         26%        22%        120%         6%

Net Assets, End of Period
(in thousands)                     $14,838      $9,737     $8,285      $4,409     $3,169

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)        2008        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $10.64      $11.05      $10.45     $10.51     $10.00
                               --------    --------    --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.20        0.35        0.31       0.33       0.18

 Net Realized and
 Unrealized Gain (Loss)          (2.00)      (0.35)        0.74     (0.05)       0.61
                               --------    --------    --------   --------   --------
 Total From
 Investment Operations           (1.80)          --        1.05       0.28       0.79
                               --------    --------    --------   --------   --------
Distributions

 From Net
 Investment Income               (0.23)      (0.39)      (0.30)     (0.33)     (0.28)

 From Net Realized Gains         (0.09)      (0.02)      (0.15)     (0.01)         --
                               --------    --------    --------   --------   --------
 Total Distributions             (0.32)      (0.41)      (0.45)     (0.34)     (0.28)
                               --------    --------    --------   --------   --------
Net Asset Value,
End of Period                     $8.52      $10.64      $11.05     $10.45     $10.51
                               ========    ========    ========   ========   ========

TOTAL RETURN(4)                (17.05)%     (0.05)%      10.13%      2.83%      7.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.45%(6)       0.45%       0.45%      0.45%   0.45%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     3.91%(6)       3.36%       2.78%      3.26%   2.91%(6)

Portfolio Turnover Rate             33%         26%         22%       120%         6%
Net Assets, End of
Period (in thousands)           $10,936      $8,285      $8,129     $2,966       $940

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)        2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.63      $11.05     $10.44      $10.50     $10.00
                                  --------    --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.17        0.30       0.27        0.26       0.29
 Net Realized and
 Unrealized Gain (Loss)             (1.97)      (0.34)       0.76      (0.01)       0.46
                                  --------    --------   --------    --------   --------
 Total From
 Investment Operations              (1.80)      (0.04)       1.03        0.25       0.75
                                  --------    --------   --------    --------   --------
Distributions

 From Net Investment Income         (0.22)      (0.36)     (0.27)      (0.30)     (0.25)

 From Net Realized Gains            (0.09)      (0.02)     (0.15)      (0.01)         --
                                  --------    --------   --------    --------   --------
 Total Distributions                (0.31)      (0.38)     (0.42)      (0.31)     (0.25)
                                  --------    --------   --------    --------   --------
Net Asset Value,
End of Period                        $8.52      $10.63     $11.05      $10.44     $10.50
                                  ========    ========   ========    ========   ========

TOTAL RETURN(4)                   (17.18)%     (0.40)%      9.97%       2.48%      7.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.70%(6)       0.70%      0.70%       0.70%   0.70%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        3.66%(6)       3.11%      2.53%       3.01%   2.66%(6)

Portfolio Turnover Rate                33%         26%        22%        120%         6%

Net Assets, End of Period
(in thousands)                      $1,961        $351       $112         $37         $9

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)       2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $11.39     $11.91     $11.09      $10.93     $10.00
                               --------   --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.21       0.43       0.32        0.37       0.25

 Net Realized and
 Unrealized Gain (Loss)          (2.46)     (0.49)       1.04        0.11       0.86
                               --------   --------   --------    --------   --------
 Total From
 Investment Operations           (2.25)     (0.06)       1.36        0.48       1.11
                               --------   --------   --------    --------   --------
Distributions

 From Net
 Investment Income               (0.35)     (0.41)     (0.27)      (0.31)     (0.18)

 From Net Realized Gains         (0.14)     (0.05)     (0.27)      (0.01)         --
                               --------   --------   --------    --------   --------
 Total Distributions             (0.49)     (0.46)     (0.54)      (0.32)     (0.18)
                               --------   --------   --------    --------   --------
Net Asset Value,
End of Period                     $8.65     $11.39     $11.91      $11.09     $10.93
                               ========   ========   ========    ========   ========

TOTAL RETURN(4)                (19.92)%    (0.67)%     12.46%       4.46%     11.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.20%(6)      0.20%      0.20%       0.20%   0.20%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     4.24%(6)      3.62%      2.74%       3.27%   2.61%(6)

Portfolio Turnover Rate             17%        20%        18%        123%         2%

Net Assets, End of
Period (in thousands)          $193,892   $161,838   $139,725     $89,431    $40,717

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)         2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $11.41       $11.93     $11.10      $10.94     $10.00
                               --------     --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.21         0.44       0.34        0.33       0.29

 Net Realized and
 Unrealized Gain (Loss)          (2.45)       (0.48)       1.05        0.17       0.84
                               --------     --------   --------    --------   --------
 Total From
 Investment Operations           (2.24)       (0.04)       1.39        0.50       1.13
                               --------     --------   --------    --------   --------
Distributions

 From Net
 Investment Income               (0.37)       (0.43)     (0.29)      (0.33)     (0.19)

 From Net Realized Gains         (0.14)       (0.05)     (0.27)      (0.01)         --
                               --------     --------   --------    --------   --------
 Total Distributions             (0.51)       (0.48)     (0.56)      (0.34)     (0.19)
                               --------     --------   --------    --------   --------
Net Asset Value,
End of Period                     $8.66       $11.41     $11.93      $11.10     $10.94
                               ========     ========   ========    ========   ========

TOTAL RETURN(4)                (19.81)%      (0.46)%     12.77%       4.67%     11.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.00%(6)        0.00%      0.00%       0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     4.44%(6)        3.82%      2.94%       3.47%   2.81%(6)

Portfolio Turnover Rate             17%          20%        18%        123%         2%

Net Assets, End of Period
(in thousands)                  $39,697      $17,845    $15,736     $10,439     $3,011

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)        2008        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $11.37      $11.89      $11.07      $10.91     $10.00
                               --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.21        0.38        0.30        0.31       0.17

 Net Realized and
 Unrealized Gain (Loss)          (2.46)      (0.47)        1.03        0.14       0.91
                               --------    --------    --------    --------   --------
 Total From
 Investment Operations           (2.25)      (0.09)        1.33        0.45       1.08
                               --------    --------    --------    --------   --------
Distributions

 From Net
 Investment Income               (0.33)      (0.38)      (0.24)      (0.28)     (0.17)

 From Net Realized Gains         (0.14)      (0.05)      (0.27)      (0.01)         --
                               --------    --------    --------    --------   --------
 Total Distributions             (0.47)      (0.43)      (0.51)      (0.29)     (0.17)
                               --------    --------    --------    --------   --------
Net Asset Value,
End of Period                     $8.65      $11.37      $11.89      $11.07     $10.91
                               ========    ========    ========    ========   ========

TOTAL RETURN(4)                (19.98)%     (0.93)%      12.20%       4.22%     10.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.45%(6)       0.45%       0.45%       0.45%   0.45%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     3.99%(6)       3.37%       2.49%       3.02%   2.36%(6)

Portfolio Turnover Rate             17%         20%         18%        123%         2%

Net Assets, End of
Period (in thousands)           $25,077     $24,384     $19,270      $9,556       $323

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)        2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $11.36      $11.88     $11.06      $10.90     $10.00
                                  --------    --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.19        0.39       0.25        0.19       0.24

 Net Realized and
 Unrealized Gain (Loss)             (2.45)      (0.51)       1.05        0.23       0.82
                                  --------    --------   --------    --------   --------
 Total From
 Investment Operations              (2.26)      (0.12)       1.30        0.42       1.06
                                  --------    --------   --------    --------   --------
Distributions

 From Net Investment Income         (0.31)      (0.35)     (0.21)      (0.25)     (0.16)

 From Net Realized Gains            (0.14)      (0.05)     (0.27)      (0.01)         --
                                  --------    --------   --------    --------   --------
 Total Distributions                (0.45)      (0.40)     (0.48)      (0.26)     (0.16)
                                  --------    --------   --------    --------   --------
Net Asset Value,
End of Period                        $8.65      $11.36     $11.88      $11.06     $10.90
                                  ========    ========   ========    ========   ========

TOTAL RETURN(4)                   (20.11)%     (1.19)%     11.92%       4.05%     10.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.70%(6)       0.70%      0.70%       0.70%   0.70%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        3.74%(6)       3.12%      2.24%       2.77%   2.11%(6)

Portfolio Turnover Rate                17%         20%        18%        123%         2%

Net Assets, End of Period
(in thousands)                     $10,123      $4,165     $3,187        $351        $14

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.49     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.06       0.03

 Net Realized and Unrealized Gain (Loss)                     (2.09)     (0.54)
                                                           --------   --------
 Total From Investment Operations                            (2.03)     (0.51)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.12)         --
                                                           --------   --------
Net Asset Value, End of Period                                $7.34      $9.49
                                                           ========   ========

TOTAL RETURN(4)                                            (21.47)%    (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.20%(6)   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.78%(6)   1.89%(6)

Portfolio Turnover Rate                                         66%         0%

Net Assets, End of Period (in thousands)                    $84,203     $1,073

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.50     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.19       0.04

 Net Realized and Unrealized Gain (Loss)                     (2.22)     (0.54)
                                                           --------   --------
 Total From Investment Operations                            (2.03)     (0.50)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.13)         --
                                                           --------   --------
Net Asset Value, End of Period                                $7.34      $9.50
                                                           ========   ========

TOTAL RETURN(4)                                            (21.46)%    (5.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.00%(6)   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.98%(6)   2.09%(6)

Portfolio Turnover Rate                                         66%         0%

Net Assets, End of Period (in thousands)                    $10,469        $16

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.49     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.15       0.04

 Net Realized and Unrealized Gain (Loss)                     (2.19)     (0.55)
                                                           --------   --------
 Total From Investment Operations                            (2.04)     (0.51)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.11)         --
                                                           --------   --------
Net Asset Value, End of Period                                $7.34      $9.49
                                                           ========   ========

TOTAL RETURN(4)                                            (21.58)%    (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.45%(6)   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.53%(6)   1.64%(6)

Portfolio Turnover Rate                                         66%         0%

Net Assets, End of Period (in thousands)                       $971         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2020 Portfolio

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.49     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.14       0.03

 Net Realized and Unrealized Gain (Loss)                     (2.20)     (0.54)
                                                           --------   --------
 Total From Investment Operations                            (2.06)     (0.51)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.09)         --
                                                           --------   --------
Net Asset Value, End of Period                                $7.34      $9.49
                                                           ========   ========

TOTAL RETURN(4)                                            (21.70)%    (5.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.70%(6)   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.28%(6)   1.39%(6)

Portfolio Turnover Rate                                         66%         0%

Net Assets, End of Period (in thousands)                     $1,077         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)      2008       2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $11.63    $12.35     $11.49     $11.21     $10.00
                               --------  --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.17      0.42       0.28       0.34       0.18

 Net Realized and
 Unrealized Gain (Loss)          (2.95)    (0.69)       1.34       0.27       1.17
                               --------  --------   --------   --------   --------
 Total From
 Investment Operations           (2.78)    (0.27)       1.62       0.61       1.35
                               --------  --------   --------   --------   --------
Distributions

 From Net
 Investment Income               (0.30)    (0.40)     (0.24)     (0.31)     (0.14)

 From Net Realized Gains         (0.16)    (0.05)     (0.52)     (0.02)         --
                               --------  --------   --------   --------   --------
 Total Distributions             (0.46)    (0.45)     (0.76)     (0.33)     (0.14)
                               --------  --------   --------   --------   --------
Net Asset Value,
End of Period                     $8.39    $11.63     $12.35     $11.49     $11.21
                               ========  ========   ========   ========   ========

TOTAL RETURN(4)                (24.04)%   (2.39)%     14.45%      5.48%     13.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.20%(6)     0.20%      0.20%      0.20%   0.20%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     3.60%(6)     3.40%      2.34%      2.98%   2.08%(6)

Portfolio Turnover Rate             15%       18%        18%       120%         2%

Net Assets, End of
Period (in thousands)          $265,380  $215,024   $174,984   $112,202    $53,285

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                 2009(1)        2008         2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $11.64      $12.37       $11.51     $11.23     $10.00
                                --------    --------     --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.19        0.43         0.31       0.37       0.27

 Net Realized and
 Unrealized Gain (Loss)           (2.96)      (0.69)         1.34       0.26       1.11
                                --------    --------     --------   --------   --------
 Total From
 Investment Operations            (2.77)      (0.26)         1.65       0.63       1.38
                                --------    --------     --------   --------   --------
Distributions

 From Net
 Investment Income                (0.32)      (0.42)       (0.27)     (0.33)     (0.15)

 From Net Realized Gains          (0.16)      (0.05)       (0.52)     (0.02)         --
                                --------    --------     --------   --------   --------
 Total Distributions              (0.48)      (0.47)       (0.79)     (0.35)     (0.15)
                                --------    --------     --------   --------   --------
Net Asset Value,
End of Period                      $8.39      $11.64       $12.37     $11.51     $11.23
                                ========    ========     ========   ========   ========

TOTAL RETURN(4)                 (23.96)%     (2.27)%       14.67%      5.77%     13.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                   0.00%(6)       0.00%        0.00%      0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      3.80%(6)       3.60%        2.54%      3.18%   2.28%(6)

Portfolio Turnover Rate              15%         18%          18%       120%         2%

Net Assets, End of Period
(in thousands)                   $50,772     $44,611      $44,250    $31,399    $21,458

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)       2008       2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $11.61     $12.34     $11.48     $11.19     $10.00
                                  --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.17       0.35       0.26       0.29       0.12

 Net Realized and
 Unrealized Gain (Loss)             (2.95)     (0.66)       1.33       0.30       1.20
                                  --------   --------   --------   --------   --------
 Total From
 Investment Operations              (2.78)     (0.31)       1.59       0.59       1.32
                                  --------   --------   --------   --------   --------
Distributions

 From Net Investment Income         (0.28)     (0.37)     (0.21)     (0.28)     (0.13)

 From Net Realized Gains            (0.16)     (0.05)     (0.52)     (0.02)         --
                                  --------   --------   --------   --------   --------
 Total Distributions                (0.44)     (0.42)     (0.73)     (0.30)     (0.13)
                                  --------   --------   --------   --------   --------
Net Asset Value,
End of Period                        $8.39     $11.61     $12.34     $11.48     $11.19
                                  ========   ========   ========   ========   ========

TOTAL RETURN(4)                   (24.10)%    (2.73)%     14.17%      5.30%     13.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.45%(6)      0.45%      0.45%      0.45%   0.45%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        3.35%(6)      3.15%      2.09%      2.73%   1.83%(6)

Portfolio Turnover Rate                15%        18%        18%       120%         2%

Net Assets, End of Period
(in thousands)                     $27,068    $28,073    $17,076     $7,404       $388

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)        2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $11.60      $12.32     $11.46      $11.18     $10.00
                                  --------    --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.16        0.36       0.22        0.19       0.15

 Net Realized and
 Unrealized Gain (Loss)             (2.97)      (0.70)       1.34        0.36       1.15
                                  --------    --------   --------    --------   --------
 Total From
 Investment Operations              (2.81)      (0.34)       1.56        0.55       1.30
                                  --------    --------   --------    --------   --------
Distributions

 From Net Investment Income         (0.25)      (0.33)     (0.18)      (0.25)     (0.12)

 From Net Realized Gains            (0.16)      (0.05)     (0.52)      (0.02)         --
                                  --------    --------   --------    --------   --------
 Total Distributions                (0.41)      (0.38)     (0.70)      (0.27)     (0.12)
                                  --------    --------   --------    --------   --------
Net Asset Value,
End of Period                        $8.38      $11.60     $12.32      $11.46     $11.18
                                  ========    ========   ========    ========   ========

TOTAL RETURN(4)                   (24.31)%     (2.90)%     13.90%       4.95%     13.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.70%(6)       0.70%      0.70%       0.70%   0.70%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        3.10%(6)       2.90%      1.84%       2.48%   1.58%(6)

Portfolio Turnover Rate                15%         18%        18%        120%         2%

Net Assets, End of Period (in
thousands)                          $5,691      $2,746     $1,378        $545        $65

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.39     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.04       0.02

 Net Realized and Unrealized Gain (Loss)                     (2.49)     (0.63)
                                                           --------   --------
 Total From Investment Operations                            (2.45)     (0.61)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.09)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.85      $9.39
                                                           ========   ========

TOTAL RETURN(4)                                            (26.13)%    (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.20%(6)   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.45%(6)   1.49%(6)

Portfolio Turnover Rate                                         55%         4%

Net Assets, End of Period (in thousands)                    $62,523       $626

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.40     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.14       0.04

 Net Realized and Unrealized Gain (Loss)                     (2.60)     (0.64)
                                                           --------   --------
 Total From Investment Operations                            (2.46)     (0.60)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.10)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.84      $9.40
                                                           ========   ========

TOTAL RETURN(4)                                            (26.23)%    (6.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.00%(6)   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.65%(6)   1.69%(6)

Portfolio Turnover Rate                                         55%         4%

Net Assets, End of Period (in thousands)                     $8,537         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.39     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.12       0.03

 Net Realized and Unrealized Gain (Loss)                     (2.59)     (0.64)
                                                           --------   --------
 Total From Investment Operations                            (2.47)     (0.61)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.08)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.84      $9.39
                                                           ========   ========

TOTAL RETURN(4)                                            (26.35)%    (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.45%(6)   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.20%(6)   1.24%(6)

Portfolio Turnover Rate                                         55%         4%

Net Assets, End of Period (in thousands)                       $619         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2030 Portfolio

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.39     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.11       0.02

 Net Realized and Unrealized Gain (Loss)                     (2.59)     (0.63)
                                                           --------   --------
 Total From Investment Operations                            (2.48)     (0.61)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.07)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.84      $9.39
                                                           ========   ========

TOTAL RETURN(4)                                            (26.45)%    (6.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.70%(6)   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      0.95%(6)   0.99%(6)

Portfolio Turnover Rate                                         55%         4%

Net Assets, End of Period (in thousands)                     $1,568         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                 2009(1)       2008        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.10     $13.09      $11.85     $11.43     $10.00
                                --------   --------    --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.15       0.41        0.24       0.31       0.17

 Net Realized and
 Unrealized Gain (Loss)           (3.62)     (0.95)        1.71       0.42       1.39
                                --------   --------    --------   --------   --------
 Total From
 Investment Operations            (3.47)     (0.54)        1.95       0.73       1.56
                                --------   --------    --------   --------   --------
Distributions

 From Net
 Investment Income                (0.24)     (0.40)      (0.19)     (0.30)     (0.13)

 From Net Realized Gains          (0.18)     (0.05)      (0.52)     (0.01)         --
                                --------   --------    --------   --------   --------
 Total Distributions              (0.42)     (0.45)      (0.71)     (0.31)     (0.13)
                                --------   --------    --------   --------   --------
Net Asset Value,
End of Period                      $8.21     $12.10      $13.09     $11.85     $11.43
                                ========   ========    ========   ========   ========

TOTAL RETURN(4)                 (28.81)%    (4.33)%      16.86%      6.45%     15.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                   0.20%(6)      0.20%       0.20%      0.20%   0.20%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      3.05%(6)      3.19%       1.87%      2.61%   1.62%(6)

Portfolio Turnover Rate              12%        16%         23%       141%         3%

Net Assets, End of Period
(in thousands)                  $136,878   $128,815     $91,220    $52,206    $21,537

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)        2008        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $12.12      $13.11      $11.87      $11.45     $10.00
                               --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.16        0.44        0.26        0.30       0.16

 Net Realized and
 Unrealized Gain (Loss)          (3.63)      (0.95)        1.72        0.45       1.43
                               --------    --------    --------    --------   --------
 Total From
 Investment Operations           (3.47)      (0.51)        1.98        0.75       1.59
                               --------    --------    --------    --------   --------
Distributions

 From Net
 Investment Income               (0.26)      (0.43)      (0.22)      (0.32)     (0.14)

 From Net Realized Gains         (0.18)      (0.05)      (0.52)      (0.01)         --
                               --------    --------    --------    --------   --------
 Total Distributions             (0.44)      (0.48)      (0.74)      (0.33)     (0.14)
                               --------    --------    --------    --------   --------
Net Asset Value,
End of Period                     $8.21      $12.12      $13.11      $11.87     $11.45
                               ========    ========    ========    ========   ========

TOTAL RETURN(4)                (28.79)%     (4.13)%      17.07%       6.66%     15.98%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.00%(6)       0.00%       0.00%       0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     3.25%(6)       3.39%       2.07%       2.81%   1.82%(6)

Portfolio Turnover Rate             12%         16%         23%        141%         3%

Net Assets, End of
Period (in thousands)           $29,421     $24,120     $22,314     $11,104     $3,435

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                 2009(1)        2008        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.09      $13.08      $11.83      $11.42     $10.00
                                --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.14        0.35        0.21        0.26       0.11

 Net Realized and
 Unrealized Gain (Loss)           (3.62)      (0.92)        1.72        0.43       1.44
                                --------    --------    --------    --------   --------
 Total From
 Investment Operations            (3.48)      (0.57)        1.93        0.69       1.55
                                --------    --------    --------    --------   --------
Distributions

 From Net
 Investment Income                (0.22)      (0.37)      (0.16)      (0.27)     (0.13)

 From Net Realized Gains          (0.18)      (0.05)      (0.52)      (0.01)         --
                                --------    --------    --------    --------   --------
 Total Distributions              (0.40)      (0.42)      (0.68)      (0.28)     (0.13)
                                --------    --------    --------    --------   --------
Net Asset Value,
End of Period                      $8.21      $12.09      $13.08      $11.83     $11.42
                                ========    ========    ========    ========   ========

TOTAL RETURN(4)                 (28.93)%     (4.58)%      16.67%       6.10%     15.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                   0.45%(6)       0.45%       0.45%       0.45%   0.45%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      2.80%(6)       2.94%       1.62%       2.36%   1.37%(6)

Portfolio Turnover Rate              12%         16%         23%        141%         3%

Net Assets, End of Period
(in thousands)                   $18,638     $19,145     $13,378      $5,224       $113

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)        2008        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $12.07      $13.06      $11.82      $11.40     $10.00
                                  --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.14        0.43        0.18        0.16       0.22

 Net Realized and
 Unrealized Gain (Loss)             (3.62)      (1.03)        1.71        0.51       1.30
                                  --------    --------    --------    --------   --------
 Total From
 Investment Operations              (3.48)      (0.60)        1.89        0.67       1.52
                                  --------    --------    --------    --------   --------
Distributions

 From Net Investment Income         (0.20)      (0.34)      (0.13)      (0.24)     (0.12)

 From Net Realized Gains            (0.18)      (0.05)      (0.52)      (0.01)         --
                                  --------    --------    --------    --------   --------
 Total Distributions                (0.38)      (0.39)      (0.65)      (0.25)     (0.12)
                                  --------    --------    --------    --------   --------
Net Asset Value,
End of Period                        $8.21      $12.07      $13.06      $11.82     $11.40
                                  ========    ========    ========    ========   ========

TOTAL RETURN(4)                   (28.98)%     (4.84)%      16.30%       5.93%     15.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.70%(6)       0.70%       0.70%       0.70%   0.70%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        2.55%(6)       2.69%       1.37%       2.11%   1.12%(6)

Portfolio Turnover Rate                12%         16%         23%        141%         3%

Net Assets, End of Period
(in thousands)                      $3,761      $2,178        $975        $296         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.29     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.04       0.01

 Net Realized and Unrealized Gain (Loss)                     (2.78)     (0.72)
                                                           --------   --------
 Total From Investment Operations                            (2.74)     (0.71)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.09)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.46      $9.29
                                                           ========   ========

TOTAL RETURN(4)                                            (29.59)%    (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.20%(6)   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.57%(6)   1.10%(6)

Portfolio Turnover Rate                                         28%         3%

Net Assets, End of Period (in thousands)                    $18,266       $831

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.29     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.14       0.03

 Net Realized and Unrealized Gain (Loss)                     (2.88)     (0.74)
                                                           --------   --------
 Total From Investment Operations                            (2.74)     (0.71)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.09)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.46      $9.29
                                                           ========   ========

TOTAL RETURN(4)                                            (29.51)%    (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.00%(6)   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.77%(6)   1.30%(6)

Portfolio Turnover Rate                                         28%         3%

Net Assets, End of Period (in thousands)                     $5,127         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.29     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.10       0.02

 Net Realized and Unrealized Gain (Loss)                     (2.85)     (0.73)
                                                           --------   --------
 Total From Investment Operations                            (2.75)     (0.71)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.08)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.46      $9.29
                                                           ========   ========

TOTAL RETURN(4)                                            (29.69)%    (7.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.45%(6)   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.32%(6)   0.85%(6)

Portfolio Turnover Rate                                         28%         3%

Net Assets, End of Period (in thousands)                       $296         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2040 Portfolio

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.28     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.09       0.02

 Net Realized and Unrealized Gain (Loss)                     (2.85)     (0.74)
                                                           --------   --------
 Total From Investment Operations                            (2.76)     (0.72)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.07)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.45      $9.28
                                                           ========   ========

TOTAL RETURN(4)                                            (29.82)%    (7.20)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.70%(6)   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.07%(6)   0.60%(6)

Portfolio Turnover Rate                                         28%         3%

Net Assets, End of Period (in thousands)                     $1,152         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                 2009(1)        2008        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.24      $13.40      $11.96      $11.54     $10.00
                                --------    --------    --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                   0.14        0.42        0.22        0.31       0.12

 Net Realized and
 Unrealized Gain (Loss)           (4.00)      (1.12)        1.92        0.46       1.56
                                --------    --------    --------    --------   --------
 Total From
 Investment Operations            (3.86)      (0.70)        2.14        0.77       1.68
                                --------    --------    --------    --------   --------
Distributions

 From Net
 Investment Income                (0.22)      (0.41)      (0.17)      (0.32)     (0.14)

 From Net Realized Gains          (0.20)      (0.05)      (0.53)      (0.03)         --
                                --------    --------    --------    --------   --------
 Total Distributions              (0.42)      (0.46)      (0.70)      (0.35)     (0.14)
                                --------    --------    --------    --------   --------
Net Asset Value,
End of Period                      $7.96      $12.24      $13.40      $11.96     $11.54
                                ========    ========    ========    ========   ========

TOTAL RETURN(4)                 (31.72)%     (5.53)%      18.23%       6.76%     16.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                   0.20%(6)       0.20%       0.20%       0.20%   0.20%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      2.80%(6)       3.19%       1.62%       2.62%   1.83%(6)

Portfolio Turnover Rate              13%         18%         25%        137%        17%

Net Assets, End of Period
(in thousands)                   $63,862     $72,649     $48,229     $22,437     $7,465

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)       2008       2007        2006     2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $12.25     $13.42     $11.98      $11.56      $10.00
                               --------   --------   --------    --------    --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.15       0.44       0.23        0.35        0.25

 Net Realized and
 Unrealized Gain (Loss)          (4.00)     (1.12)       1.93        0.44        1.45
                               --------   --------   --------    --------    --------
 Total From
 Investment Operations           (3.85)     (0.68)       2.16        0.79        1.70
                               --------   --------   --------    --------    --------
Distributions

 From Net
 Investment Income               (0.24)     (0.44)     (0.19)      (0.34)      (0.14)

 From Net Realized Gains         (0.20)     (0.05)     (0.53)      (0.03)          --
                               --------   --------   --------    --------    --------
 Total Distributions             (0.44)     (0.49)     (0.72)      (0.37)      (0.14)
                               --------   --------   --------    --------    --------
Net Asset Value,
End of Period                     $7.96     $12.25     $13.42      $11.98      $11.56
                               ========   ========   ========    ========   =========

TOTAL RETURN(4)                (31.65)%    (5.40)%     18.44%       6.96%      17.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.00%(6)      0.00%      0.00%       0.00%    0.00%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     3.00%(6)      3.39%      1.82%       2.82%    2.03%(6)

Portfolio Turnover Rate             13%        18%        25%        137%         17%

Net Assets, End of Period
(in thousands)                  $23,779    $31,054    $28,483     $13,397      $7,181

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                2009(1)        2008        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $12.22      $13.38      $11.94     $11.53     $10.00
                               --------    --------    --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.13        0.39        0.18       0.20       0.07

 Net Realized and
 Unrealized Gain (Loss)          (4.00)      (1.13)        1.92       0.53       1.59
                               --------    --------    --------   --------   --------
 Total From
 Investment
 Operations                      (3.87)      (0.74)        2.10       0.73       1.66
                               --------    --------    --------   --------   --------
Distributions

 From Net
 Investment Income               (0.20)      (0.37)      (0.13)     (0.29)     (0.13)

 From Net Realized Gains         (0.20)      (0.05)      (0.53)     (0.03)         --
                               --------    --------    --------   --------   --------
 Total Distributions             (0.40)      (0.42)      (0.66)     (0.32)     (0.13)
                               --------    --------    --------   --------   --------
Net Asset Value,
End of Period                     $7.95      $12.22      $13.38     $11.94     $11.53
                               ========    ========    ========   ========   ========

TOTAL RETURN(4)                (31.86)%     (5.78)%      17.96%      6.51%     16.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(5)                  0.45%(6)       0.45%       0.45%      0.45%   0.45%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     2.55%(6)       2.94%       1.37%      2.37%   1.58%(6)

Portfolio Turnover Rate             13%         18%         25%       137%        17%

Net Assets, End of
Period (in thousands)            $9,771     $11,411      $9,091     $4,177       $380

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                   2009(1)       2008       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $12.21     $13.36     $11.93      $11.51     $10.00
                                  --------   --------   --------    --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.11       0.38       0.12        0.12       0.18

 Net Realized and
 Unrealized Gain (Loss)             (3.99)     (1.14)       1.94        0.59       1.45
                                  --------   --------   --------    --------   --------
 Total From
 Investment Operations              (3.88)     (0.76)       2.06        0.71       1.63
                                  --------   --------   --------    --------   --------
Distributions

 From Net Investment Income         (0.18)     (0.34)     (0.10)      (0.26)     (0.12)

 From Net Realized Gains            (0.20)     (0.05)     (0.53)      (0.03)         --
                                  --------   --------   --------    --------   --------
 Total Distributions                (0.38)     (0.39)     (0.63)      (0.29)     (0.12)
                                  --------   --------   --------    --------   --------
Net Asset Value,
End of Period                        $7.95     $12.21     $13.36      $11.93     $11.51
                                  ========   ========   ========    ========   ========

TOTAL RETURN(4)                   (31.97)%    (5.96)%     17.58%       6.24%     16.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)          0.70%(6)      0.70%      0.70%       0.70%   0.70%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        2.30%(6)      2.69%      1.12%       2.12%   1.33%(6)

Portfolio Turnover Rate                13%        18%        25%        137%        17%

Net Assets, End of Period
(in thousands)                      $1,806     $1,403       $753        $165         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Investor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.23     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.08       0.02

 Net Realized and Unrealized Gain (Loss)                     (3.06)     (0.79)
                                                           --------   --------
 Total From Investment Operations                            (2.98)     (0.77)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.07)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.18      $9.23
                                                           ========   ========

TOTAL RETURN(4)                                            (32.32)%    (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.20%(6)   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      2.79%(6)   1.16%(6)

Portfolio Turnover Rate                                         14%         3%

Net Assets, End of Period (in thousands)                     $1,795       $464

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.23     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.12       0.03

 Net Realized and Unrealized Gain (Loss)                     (3.09)     (0.80)
                                                           --------   --------
 Total From Investment Operations                            (2.97)     (0.77)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.08)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.18      $9.23
                                                           ========   ========

TOTAL RETURN(4)                                            (32.24)%    (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.00%(6)   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      2.99%(6)   1.36%(6)

Portfolio Turnover Rate                                         14%         3%

Net Assets, End of Period (in thousands)                     $1,285         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

Advisor Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.23     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.10       0.02

 Net Realized and Unrealized Gain (Loss)                     (3.10)     (0.79)
                                                           --------   --------
 Total From Investment Operations                            (3.00)     (0.77)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.06)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.17      $9.23
                                                           ========   ========

TOTAL RETURN(4)                                            (32.52)%    (7.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.45%(6)   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      2.54%(6)   0.91%(6)

Portfolio Turnover Rate                                         14%         3%

Net Assets, End of Period (in thousands)                        $22         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2050 Portfolio

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                            2009(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                          $9.22     $10.00
                                                           --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               0.08       0.02

 Net Realized and Unrealized Gain (Loss)                     (3.08)     (0.80)
                                                           --------   --------
 Total From Investment Operations                            (3.00)     (0.78)
                                                           --------   --------
Distributions

 From Net Investment Income                                  (0.05)         --
                                                           --------   --------
Net Asset Value, End of Period                                $6.17      $9.22
                                                           ========   ========

TOTAL RETURN(4)                                            (32.55)%    (7.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)       0.70%(6)   0.70%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      2.29%(6)   0.66%(6)

Portfolio Turnover Rate                                         14%         3%

Net Assets, End of Period (in thousands)                        $70         $6

(1) Six months ended January 31, 2009 (unaudited).

(2) May 30, 2008 (fund inception) through July 31, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

------

NOTES

------

NOTES

------

NOTES

------

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . .         1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . .         1-800-345-2021 or
                                                                816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . .         1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . .         1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . .         1-800-634-4113

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0903
CL-SAN-64735N

[front cover]

SEMIANNUAL REPORT
JANUARY 31, 2009

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

ONE CHOICE PORTFOLIO®: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO®: CONSERVATIVE
ONE CHOICE PORTFOLIO®: MODERATE
ONE CHOICE PORTFOLIO®: AGGRESSIVE
ONE CHOICE PORTFOLIO®: VERY AGGRESSIVE

PRESIDENT'S LETTER

[photo of Chief Executive Officer]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
January 31, 2009. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  35
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  36

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century Investments disclaims any responsibility to update such opinions.
These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

PERFORMANCE
One Choice Portfolios

Total Returns as of January 31, 2009
                                                         Average
                                                          Annual
                                                         Returns
                                                          Since      Inception
                             6 months(1)     1 year     Inception       Date

ONE CHOICE PORTFOLIO:
VERY CONSERVATIVE --
INVESTOR CLASS                  -8.63%       -9.40%       2.17%       9/30/04

ONE CHOICE PORTFOLIO:
CONSERVATIVE --
INVESTOR CLASS                 -16.64%      -18.19%       0.93%       9/30/04

ONE CHOICE PORTFOLIO:
MODERATE --
INVESTOR CLASS                 -24.67%      -26.51%       0.09%       9/30/04

ONE CHOICE PORTFOLIO:
AGGRESSIVE --
INVESTOR CLASS                 -31.21%      -33.17%       -0.90%      9/30/04

ONE CHOICE PORTFOLIO:
VERY AGGRESSIVE --
INVESTOR CLASS                 -36.54%      -38.87%       -2.11%      9/30/04

RUSSELL 3000 INDEX(2)          -34.92%      -38.86%       -4.56%         --

CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX                      4.70%        4.06%        4.88%          --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US
Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only.
None of the indices are intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the portfolio's asset allocations as of
January 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Moderate

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31
                            2005*     2006      2007       2008        2009

One Choice Portfolio:
Very Conservative --
Investor Class              3.35%    4.03%     6.75%      5.57%       -9.40%

One Choice Portfolio:
Conservative --
Investor Class              4.78%    7.01%     8.46%      4.61%      -18.19%

One Choice Portfolio:
Moderate --
Investor Class              6.65%    11.62%    10.41%     3.94%      -26.51%

One Choice Portfolio:
Aggressive --
Investor Class              7.45%    15.18%    11.32%     4.41%      -33.17%

One Choice Portfolio:
Very Aggressive --
Investor Class              8.65%    17.80%    12.62%     3.46%      -38.87%

Russell 3000 Index          7.22%    12.67%    14.11%     -3.08%     -38.86%

Citigroup US Broad
Investment-Grade
Bond Index                  1.65%    1.91%     4.32%      9.32%       4.06%

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
5

PORTFOLIO COMMENTARY
One Choice Portfolios

Portfolio Managers: Jeff Tyler, Irina Torelli and Enrique Chang

PERFORMANCE SUMMARY

Each of the five One Choice Portfolios declined for the six months ended
January 31, 2009, with returns ranging from -8.63%* for One Choice Portfolio:
Very Conservative to -36.54%* for One Choice Portfolio: Very Aggressive (see
pages 2-5 for more detailed performance information). The negative returns for the One Choice Portfolios resulted largely from a historic decline in the global equity markets, while bonds generated modestly positive returns.

Because of the Portfolios' strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

The U.S. stock market suffered one of the worst declines in its history during the six-month period. The steep losses in the equity market were driven by a perfect storm of financial crises--a lack of liquidity in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

According to the National Bureau of Economic Research, the U.S. economy has been in recession since December 2007, and economic conditions deteriorated further during the reporting period. The economy shed more than 2.5 million jobs in six months as the unemployment rate rose to its highest level since
1992. Retail sales fell by nearly 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September 2008, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system. However, nursing the financial sector back to health remains an uphill battle.

The persistent economic and financial struggles undermined investor confidence, sending stocks into a tailspin. The fourth quarter of 2008 was the worst quarter for the major stock indexes in 21 years, while January 2009 brought the biggest January decline in the market's history. As the accompanying table shows, declines for the six-month period were consistent across all market capitalizations. Growth and value issues were mixed, however--growth outpaced value among large-cap shares, while value won out in the mid- and small-cap segments of the market.

Market Index Total Returns
For the 6 months ended January 31, 2009*

U.S. STOCKS
Russell 1000 Index (Large-Cap)                                   -34.71%
Russell Midcap Index                                             -39.82%
Russell 2000 Index (Small-Cap)                                   -37.38%

INTERNATIONAL STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index                  -40.75%
MSCI EM (Emerging Markets) Index                                 -48.59%

U.S. FIXED INCOME
Citigroup US Broad Investment-Grade Bond Index                     4.70%
10-Year U.S. Treasury Note                                        11.87%
90-Day U.S. Treasury Bill                                          0.72%

INTERNATIONAL BONDS
Citigroup Non-US World Government Bond Index                      -0.88%

*Total returns for periods less than one year are not annualized.

------
6

One Choice Portfolios

The financial and economic problems plaguing the U.S. spread throughout the globe, causing even sharper declines in foreign equity markets. The worldwide economic weakness led many of the world's central banks to coordinate policy and lower interest rates in an unprecedented effort to stimulate economic growth, but the uncertain timetable for recovery weighed on investor confidence. Emerging markets suffered the largest declines, losing nearly half of their value during the period as exports to developed countries withered and increasingly risk-averse investors shifted out of more-volatile markets.
Among developed markets, Japan held up the best, while its neighbors in Asia and the Pacific Rim posted the largest losses.

BOND MARKET REVIEW

U.S. bonds rallied during the six-month period as investors fleeing the volatility in the equity market looked to high-quality bonds--particularly
Treasury securities--as a relatively safe place to hide. The Federal Reserve's efforts to stimulate economic activity--including an unprecedented series of interest rate cuts that lowered the federal funds rate target to nearly zero--also provided a lift to the bond market.

Underlying Fund Allocations as a % of net assets as of January 31, 2009(1)
                           Very                                                     Very
                       Conservative     Conservative   Moderate   Aggressive     Aggressive

EQUITY

Equity Growth Fund         4.2%             8.1%         15.2%       14.0%          17.7%

Growth Fund                2.8%             5.0%         8.4%        15.1%          18.8%

Large Company
Value Fund                 6.6%             9.6%         8.5%        7.7%           9.8%

Real Estate Fund           1.3%             1.3%         1.2%        1.4%           1.3%

Small Company Fund         0.9%             1.3%         1.8%        2.1%           2.3%

Value Fund                 4.5%             6.3%         4.9%        4.3%           5.6%

Vista Fund                 1.4%             3.8%         6.8%        13.4%          16.6%

Emerging Markets
Fund                        --               --          3.6%        5.9%           7.0%

International
Growth Fund                 --              5.4%         9.4%        11.9%          15.2%

TOTAL EQUITY              21.7%             40.8%        59.8%       75.8%          94.3%

FIXED INCOME

Diversified Bond
Fund                      42.9%             40.9%        28.5%       17.8%          3.4%

High-Yield Fund             --               --          2.2%        4.2%            --

International
Bond Fund                  9.8%             8.0%         3.1%         --             --

TOTAL FIXED
INCOME                    52.7%             48.9%        33.8%       22.0%          3.4%

PRIME MONEY
MARKET FUND               25.3%             10.3%        6.4%        2.2%           2.2%

OTHER ASSETS AND
LIABILITIES                0.3%             --(2)        --(2)       --(2)          0.1%

(1) Underlying fund investments represent Investor Class.

(2) Category is less than 0.05% of total net assets.

------
7

One Choice Portfolios

Treasury bonds were by far the best performers, benefiting the most from the flight to quality. The surge in demand pushed the yields of many Treasury securities down to their lowest levels ever. High-quality mortgage-backed securities, especially those issued by government agencies, also posted solid gains. In contrast, the economic downturn and uncertain credit conditions, along with weaker corporate profits, put downward pressure on corporate bonds.
High-yield corporate bonds experienced the sharpest declines as investors anticipated a significant increase in defaults.

Foreign bonds posted modestly negative returns for the six-month period. As worldwide demand for U.S. Treasury securities increased, the U.S. dollar strengthened against many of the world's major currencies, most notably the euro and British pound. The stronger dollar weighed on foreign bond returns for U.S. investors.

PORTFOLIO PERFORMANCE

Each One Choice Portfolio is a "fund of funds" that invests in other American
Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 7 for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, every stock fund declined by more than 25% for the six-month period. The weakest performers included Real Estate and Emerging
Markets, both of which declined by more than 50%. The mid- and small-cap components, Vista and Small Company, and the International Growth fund were also among the most significant decliners, falling by more than 40%. The
Portfolios' value-oriented funds, Value and Large Company Value, held up the best, along with the two large-cap offerings, Equity Growth and Growth.

The only fund in the Portfolios to advance during the period was Diversified
Bond, reflecting the generally positive environment for domestic bonds. The other two fixed-income components, High-Yield and International Bond, both declined.

PORTFOLIO STRATEGY

Each Portfolio has a "neutral" asset mix (the target allocations for stocks, bonds, and cash) that remains fixed over time. However, our management strategy involves making modest tactical adjustments to each Portfolio's actual asset mix to add value and improve the Portfolios' ability to meet their investment objectives.

Our broad tactical allocation for the Portfolios remained consistent throughout the six-month period--a slight overweight position in bonds and a matching underweight position in stocks. This defensive positioning had a favorable impact on performance as bonds outperformed stocks by a wide margin during the period.

In the Portfolios' equity portion, we remained neutral with regard to market capitalization, but we also maintained our emphasis on growth via an overweight position in the Growth fund and underweight positions in the two value funds. This positioning detracted modestly from overall results as the
Portfolios' value components outperformed our growth-oriented holdings. In particular, the Value fund posted the best return, benefiting from favorable stock selection. In contrast, stock selection detracted from results in the
Portfolios' growth holdings, especially Vista and International Growth.

------
8

One Choice Portfolios

The primary fixed-income component in each of the Portfolios is Diversified
Bond, which posted a positive return but underperformed the broad bond market indexes. Although an underweight position in corporate bonds added value during the period, Diversified Bond's overweight positions in areas of the market that typically have relatively low volatility--including high-quality municipal bonds, inflation-protected securities, and commercial mortgage-backed securities--weighed on results as these segments underperformed. An underweight position in the High-Yield fund (only held in
One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive)
contributed positively to performance.

OUTLOOK

The near-term outlook for the economy, both in the U.S. and internationally, remains dismal as the ripple effects of the financial crisis continue to spread. The latest casualty is the domestic auto industry, which is teetering on the brink of bankruptcy as vehicle sales plunged to a 26-year low. There is no magic bullet to solve this downturn; the road to recovery will be difficult and painful.

As a result, we continue to believe caution is warranted when it comes to our asset allocation. We plan to maintain our underweight position in stocks and overweight position in high-quality bonds. However, we are tempering our caution with some modest optimism--we are maintaining our tilt toward growth stocks because we believe that we are nearing an inflection point where investors' focus will shift away from reacting to bad news and toward anticipating the beginning of a recovery.

------
9

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
10

                                              Expenses                   Effective
                                                Paid                     Expenses
                                  Ending       During                   Paid During    Effective
                   Beginning      Account     Period(1)   Annualized     Period(2)    Annualized
                    Account        Value      8/1/08 -      Expense      8/1/08 -       Expense
                  Value 8/1/08    1/31/09      1/31/09     Ratio(1)       1/31/09      Ratio(2)

One Choice Portfolio: Very Conservative

Actual               $1,000       $913.70       $0.00      0.00%(3)        $3.28         0.68%

Hypothetical         $1,000      $1,025.21      $0.00      0.00%(3)        $3.47         0.68%

One Choice Portfolio: Conservative

Actual               $1,000       $833.60       $0.00      0.00%(3)        $3.51         0.76%

Hypothetical         $1,000      $1,025.21      $0.00      0.00%(3)        $3.87         0.76%

One Choice Portfolio: Moderate

Actual               $1,000       $753.30       $0.00      0.00%(3)        $3.76         0.85%

Hypothetical         $1,000      $1,025.21      $0.00      0.00%(3)        $4.33         0.85%

One Choice Portfolio: Aggressive

Actual               $1,000       $687.90       $0.00      0.00%(3)        $4.00         0.94%

Hypothetical         $1,000      $1,025.21      $0.00      0.00%(3)        $4.79         0.94%

One Choice Portfolio: Very Aggressive

Actual               $1,000       $634.60       $0.00      0.00%(3)        $4.12         1.00%

Hypothetical         $1,000      $1,025.21      $0.00      0.00%(3)        $5.09         1.00%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the fund's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------
11

SCHEDULE OF INVESTMENTS
One Choice Portfolios

JANUARY 31, 2009 (UNAUDITED)

Shares                                                            Value

One Choice Portfolio: Very Conservative

Mutual Funds(1) -- 99.7%

DOMESTIC FIXED INCOME FUNDS -- 42.9%
    3,850,636  Diversified Bond Fund Investor Class         $39,430,513
                                                           ------------
MONEY MARKET FUNDS -- 25.3%
   23,246,757  Prime Money Market Fund Investor Class        23,246,757
                                                           ------------
DOMESTIC EQUITY FUNDS -- 21.7%
      267,870  Equity Growth Fund Investor Class              3,833,220
      164,556  Growth Fund Investor Class                     2,583,529
    1,607,436  Large Company Value Fund Investor Class        6,124,331
      129,171  Real Estate Fund Investor Class                1,234,875
      173,525  Small Company Fund Investor Class                794,744
    1,026,951  Value Fund Investor Class                      4,107,804
      118,920  Vista Fund Investor Class(2)                   1,267,687
                                                           ------------
                                                             19,946,190
                                                           ------------
INTERNATIONAL FIXED INCOME FUNDS -- 9.8%
      682,765  International Bond Fund Investor Class         8,992,015
                                                           ------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $101,747,389)                                          91,615,475
                                                           ------------
OTHER ASSETS AND LIABILITIES -- 0.3%                            297,553
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                  $91,913,028
                                                           ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

Shares                                                             Value

One Choice Portfolio: Conservative

Mutual Funds(1) -- 100.0%

DOMESTIC FIXED INCOME FUNDS -- 40.9%
    8,869,426  Diversified Bond Fund Investor Class         $ 90,822,922
                                                            ------------
DOMESTIC EQUITY FUNDS -- 35.4%
    1,256,649  Equity Growth Fund Investor Class              17,982,647
      714,059  Growth Fund Investor Class                     11,210,726
    5,584,037  Large Company Value Fund Investor Class        21,275,181
      313,655  Real Estate Fund Investor Class                 2,998,542
      643,409  Small Company Fund Investor Class               2,946,813
    3,499,941  Value Fund Investor Class                      13,999,764
      783,910  Vista Fund Investor Class(2)                    8,356,481
                                                            ------------
                                                              78,770,154
                                                            ------------
MONEY MARKET FUNDS -- 10.3%
   22,765,057  Prime Money Market Fund Investor Class         22,765,057
                                                            ------------
INTERNATIONAL FIXED INCOME FUNDS -- 8.0%
    1,353,702  International Bond Fund Investor Class         17,828,256
                                                            ------------
INTERNATIONAL EQUITY FUNDS -- 5.4%
    1,769,518  International Growth Fund Investor Class       12,015,027
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $273,258,318)                                          222,201,416
                                                            ------------
OTHER ASSETS AND LIABILITIES(3)                                   88,779
                                                            ------------
TOTAL NET ASSETS -- 100.0%                                  $222,290,195
                                                            ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
12

One Choice Portfolios

Shares                                                             Value

One Choice Portfolio: Moderate

Mutual Funds(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 46.8%
    4,921,561  Equity Growth Fund Investor Class            $ 70,427,538
    2,483,671  Growth Fund Investor Class                     38,993,635
   10,248,100  Large Company Value Fund Investor Class        39,045,261
      586,006  Real Estate Fund Investor Class                 5,602,217
    1,786,448  Small Company Fund Investor Class               8,181,932
    5,701,387  Value Fund Investor Class                      22,805,548
    2,926,477  Vista Fund Investor Class(2)                   31,196,245
                                                            ------------
                                                             216,252,376
                                                            ------------
DOMESTIC FIXED INCOME FUNDS -- 30.7%
   12,870,276  Diversified Bond Fund Investor Class          131,791,626
    2,066,373  High-Yield Fund Investor Class                  9,918,590
                                                            ------------
                                                             141,710,216
                                                            ------------
INTERNATIONAL EQUITY FUNDS -- 13.0%
    4,071,718  Emerging Markets Fund Investor Class           16,531,175
    6,415,532  International Growth Fund Investor Class       43,561,462
                                                            ------------
                                                              60,092,637
                                                            ------------
MONEY MARKET FUNDS -- 6.4%
   29,410,351  Prime Money Market Fund Investor Class         29,410,351
                                                            ------------
INTERNATIONAL FIXED INCOME FUNDS -- 3.1%
    1,084,663  International Bond Fund Investor Class         14,285,012
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $629,655,327)                                          461,750,592
                                                            ------------
OTHER ASSETS AND LIABILITIES(3)                                    3,837
                                                            ------------
TOTAL NET ASSETS -- 100.0%                                  $461,754,429
                                                            ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

Shares                                                            Value

One Choice Portfolio: Aggressive

Mutual Funds(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 58.0%

   2,804,746  Equity Growth Fund Investor Class            $ 40,135,915
   2,765,474  Growth Fund Investor Class                     43,417,942
   5,768,489  Large Company Value Fund Investor Class        21,977,943
     430,272  Real Estate Fund Investor Class                 4,113,400
   1,310,594  Small Company Fund Investor Class               6,002,521
   3,099,692  Value Fund Investor Class                      12,398,768
   3,589,557  Vista Fund Investor Class(2)                   38,264,678
                                                           ------------
                                                            166,311,167
                                                           ------------
DOMESTIC FIXED INCOME FUNDS -- 22.0%
   4,994,143  Diversified Bond Fund Investor Class           51,140,024
   2,499,349  High-Yield Fund Investor Class                 11,996,875
                                                           ------------
                                                             63,136,899
                                                           ------------
INTERNATIONAL EQUITY FUNDS -- 17.8%
   4,180,510  Emerging Markets Fund Investor Class           16,972,871
   4,993,689  International Growth Fund Investor Class       33,907,148
                                                           ------------
                                                             50,880,019
                                                           ------------
MONEY MARKET FUNDS -- 2.2%
   6,256,738  Prime Money Market Fund Investor Class          6,256,738
                                                           ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $418,440,657)                                         286,584,823
                                                           ------------
OTHER ASSETS AND LIABILITIES(3)                                 131,941
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $286,716,764
                                                           ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
13

One Choice Portfolios

Shares                                                            Value

One Choice Portfolio: Very Aggressive

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 72.1%
   1,424,966  Equity Growth Fund Investor Class            $ 20,391,263
   1,384,436  Growth Fund Investor Class                     21,735,645
   2,967,737  Large Company Value Fund Investor Class        11,307,078
     153,194  Real Estate Fund Investor Class                 1,464,535
     580,322  Small Company Fund Investor Class               2,657,875
   1,627,546  Value Fund Investor Class                       6,510,184
   1,792,757  Vista Fund Investor Class(2)                   19,110,790
                                                           ------------
                                                             83,177,370
                                                           ------------
INTERNATIONAL EQUITY FUNDS -- 22.2%
   1,992,813  Emerging Markets Fund Investor Class            8,090,821
   2,589,622  International Growth Fund Investor Class       17,583,533
                                                           ------------
                                                             25,674,354
                                                           ------------
DOMESTIC FIXED INCOME FUNDS -- 3.4%
     380,196  Diversified Bond Fund Investor Class            3,893,207
                                                           ------------
MONEY MARKET FUNDS -- 2.2%
   2,514,285  Prime Money Market Fund Investor Class          2,514,285
                                                           ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $179,399,819)                                         115,259,216
                                                           ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                             76,525
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $115,335,741
                                                           ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

------
14

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)

                                Very Conservative     Conservative        Moderate

ASSETS

Investment securities
in affiliates, at
value (cost of
$101,747,389,
$273,258,318 and
$629,655,327,
respectively)                         $91,615,475     $222,201,416    $461,750,592

Cash                                           45               44              51

Receivable for
capital shares sold                       262,242           69,289         106,224

Distributions
receivable from
affiliates                                112,288          226,536         380,861
                                     ------------     ------------   -------------
                                       91,990,050      222,497,285     462,237,728
                                     ------------     ------------   -------------

LIABILITIES

Payable for
capital shares
redeemed                                   77,022          207,090         483,299
                                     ------------     ------------   -------------

NET ASSETS                            $91,913,028     $222,290,195    $461,754,429
                                     ============     ============   =============

INVESTOR CLASS
CAPITAL SHARES,
$0.01 PAR VALUE

Outstanding                             9,999,141       25,597,697      55,449,797
                                     ============     ============   =============

NET ASSET VALUE
PER SHARE                                   $9.19            $8.68           $8.33
                                     ============     ============   =============

NET ASSETS CONSIST OF:

Capital (par value
and paid-in surplus)                 $103,506,094     $281,207,434    $651,263,353

Undistributed net
investment income                          35,743          104,036         283,021

Accumulated net
realized loss on
investment
transactions                          (1,496,895)      (7,964,373)    (21,887,210)

Net unrealized
depreciation on
investments                          (10,131,914)     (51,056,902)   (167,904,735)
                                     ------------     ------------   -------------
                                     $ 91,913,028     $222,290,195    $461,754,429
                                     ============     ============   =============

See Notes to Financial Statements.

------
15

JANUARY 31, 2009 (UNAUDITED)

                                                 Aggressive        Very Aggressive

ASSETS

Investment securities in
affiliates, at value
(cost of $418,440,657 and
$179,399,819, respectively)                    $286,584,823           $115,259,216

Cash                                                     --                     32

Receivable for capital
shares sold                                          88,458                 87,695

Distributions receivable
from affiliates                                     187,201                 11,465
                                              -------------           ------------
                                                286,860,482            115,358,408
                                              -------------           ------------

LIABILITIES

Disbursements in excess
of demand deposit cash                                1,713                     --

Payable for capital
shares redeemed                                     142,005                 22,667
                                              -------------           ------------
                                                    143,718                 22,667
                                              -------------           ------------

NET ASSETS                                     $286,716,764           $115,335,741
                                              =============           ============

INVESTOR CLASS CAPITAL
SHARES, $0.01 PAR VALUE

Outstanding                                      35,830,256             15,072,548
                                              =============           ============

NET ASSET VALUE PER SHARE                             $8.00                  $7.65
                                              =============           ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                               $432,512,738           $188,436,447

Undistributed net
investment income                                   184,107                  5,301

Accumulated net realized
loss on investment transactions                (14,124,247)            (8,965,404)

Net unrealized depreciation
on investments                                (131,855,834)           (64,140,603)
                                              -------------           ------------
                                               $286,716,764           $115,335,741
                                              =============           ============

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)

                                Very Conservative    Conservative         Moderate

INVESTMENT INCOME (LOSS)

INCOME:

Income distributions
from underlying funds --
affiliates                             $1,963,885     $ 5,145,139      $ 8,956,576
                                     ------------   -------------   --------------

EXPENSES:

Directors' fees
and expenses                                1,623           4,735           10,398
                                     ------------   -------------   --------------

NET INVESTMENT
INCOME (LOSS)                           1,962,262       5,140,404        8,946,178
                                     ------------   -------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                      (1,152,189)     (7,009,415)     (18,943,433)

Capital gain distributions
received from
underlying funds                          348,402         975,187        1,570,883
                                     ------------   -------------   --------------
                                        (803,787)     (6,034,228)     (17,372,550)
                                     ------------   -------------   --------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS
IN UNDERLYING FUNDS                   (9,218,586)    (46,001,177)    (151,128,948)
                                     ------------   -------------   --------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON AFFILIATES                        (10,022,373)    (52,035,405)    (168,501,498)
                                     ------------   -------------   --------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                           $(8,060,111)   $(46,895,001)   $(159,555,320)
                                     ============   =============   ==============

See Notes to Financial Statements.

------
17

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)

                                                      Aggressive   Very Aggressive

INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds -- affiliates                        $4,413,520        $1,324,731
                                                  --------------     -------------

EXPENSES:

Directors' fees and expenses                               6,605             2,738
                                                  --------------     -------------

NET INVESTMENT INCOME (LOSS)                           4,406,915         1,321,993
                                                  --------------     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                                    (11,565,660)       (6,988,914)

Capital gain distributions
received from underlying funds                           734,298           242,903
                                                  --------------     -------------
                                                    (10,831,362)       (6,746,011)
                                                  --------------     -------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS IN UNDERLYING FUNDS                 (126,753,254)      (60,705,472)
                                                  --------------     -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON AFFILIATES                          (137,584,616)      (67,451,483)
                                                  --------------     -------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                   $(133,177,701)     $(66,129,490)
                                                  ==============     =============

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008

                                   Very Conservative                  Conservative
Increase (Decrease)
in Net Assets                    2009           2008           2009           2008

OPERATIONS

Net investment income
(loss)                    $ 1,962,262    $ 2,478,125     $5,140,404   $ 10,153,312

Net realized
gain (loss)                 (803,787)         79,690    (6,034,228)      3,830,386

Change in net
unrealized
appreciation
(depreciation)            (9,218,586)    (1,636,979)   (46,001,177)   (14,808,867)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                (8,060,111)        920,836   (46,895,001)      (825,169)
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                    (2,140,675)    (2,410,671)    (5,632,644)   (10,130,613)

From net
realized gains              (540,084)      (190,807)    (5,048,736)    (1,699,068)
                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions             (2,680,759)    (2,601,478)   (10,681,380)   (11,829,681)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                       44,880,673     61,070,373     41,811,093    124,622,410

Proceeds from
reinvestment of
distributions               2,606,942      2,523,121     10,494,325     11,587,346

Payments for shares
redeemed                 (29,435,081)   (18,294,303)   (55,514,452)   (68,308,853)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets from capital
share transactions         18,052,534     45,299,191    (3,209,034)     67,900,903
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN
NET ASSETS                  7,311,664     43,618,549   (60,785,415)     55,246,053

NET ASSETS

Beginning of period        84,601,364     40,982,815    283,075,610    227,829,557
                         ------------   ------------   ------------   ------------
End of period             $91,913,028    $84,601,364   $222,290,195   $283,075,610
                         ============   ============   ============   ============

Undistributed net
investment income             $35,743       $214,156       $104,036       $596,276
                         ============   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                        4,614,198      5,778,020      4,284,867     11,004,414

Issued in
reinvestment of
distributions                 270,495        240,759      1,127,767      1,027,071

Redeemed                  (3,050,284)    (1,737,192)    (5,803,692)    (6,066,675)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in shares
of the fund                 1,834,409      4,281,587      (391,058)      5,964,810
                         ============   ============   ============   ============

See Notes to Financial Statements.

------
19

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008

                                           Moderate                     Aggressive
Increase
(Decrease) in Net
Assets                         2009            2008            2009           2008

OPERATIONS

Net investment
income (loss)            $8,946,178     $22,149,221     $ 4,406,915   $ 13,192,478

Net realized gain
(loss)                 (17,372,550)      17,144,180    (10,831,362)     13,994,819

Change in net
unrealized
appreciation
(depreciation)        (151,128,948)    (57,887,670)   (126,753,254)   (46,739,387)
                      -------------   -------------   -------------   ------------
Net increase
(decrease) in net
assets resulting
from operations       (159,555,320)    (18,594,269)   (133,177,701)   (19,552,090)
                      -------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income       (9,693,779)    (22,191,149)     (7,875,977)   (12,099,339)

From net realized
gains                  (19,257,364)     (7,139,825)    (15,603,260)    (5,382,224)
                      -------------   -------------   -------------   ------------
Decrease in net
assets from
distributions          (28,951,143)    (29,330,974)    (23,479,237)   (17,481,563)
                      -------------   -------------   -------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold              55,499,396     217,735,355      37,969,665    132,300,578

Proceeds from
reinvestment of
distributions            28,443,966      28,522,524      23,215,070     17,179,195

Payments for
shares redeemed        (85,515,779)   (132,875,879)    (43,897,615)   (83,381,419)
                      -------------   -------------   -------------   ------------
Net increase
(decrease) in net
assets from
capital share
transactions            (1,572,417)     113,382,000      17,287,120     66,098,354
                      -------------   -------------   -------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                (190,078,880)      65,456,757   (139,369,818)     29,064,701

NET ASSETS

Beginning of
period                  651,833,309     586,376,552     426,086,582    397,021,881
                      -------------   -------------   -------------   ------------
End of period          $461,754,429    $651,833,309    $286,716,764   $426,086,582
                      =============   =============   =============   ============

Undistributed net
investment income          $283,021      $1,030,622        $184,107     $3,653,169
                      =============   =============   =============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                      5,562,542      17,467,088       3,772,260      9,774,368

Issued in
reinvestment of
distributions             3,171,175       2,286,713       2,770,289      1,248,488

Redeemed                (8,872,213)    (10,763,714)     (4,487,135)    (6,239,855)
                      -------------   -------------   -------------   ------------
Net increase
(decrease) in
shares of the fund        (138,496)       8,990,087       2,055,414      4,783,001
                      =============   =============   =============   ============

See Notes to Financial Statements.

------
20

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008

                                                                   Very Aggressive
Increase (Decrease) in Net Assets                              2009           2008

OPERATIONS

Net investment income (loss)                             $1,321,993     $4,662,990

Net realized gain (loss)                                (6,746,011)      6,374,361

Change in net unrealized appreciation
(depreciation)                                         (60,705,472)   (24,701,859)
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        (66,129,490)   (13,664,508)
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                              (1,902,013)    (4,620,307)

From net realized gains                                 (7,869,388)    (2,398,527)
                                                       ------------   ------------
Decrease in net assets from distributions               (9,771,401)    (7,018,834)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                19,568,765     70,762,147

Proceeds from reinvestment of distributions               9,521,101      6,950,948
Payments for shares redeemed                           (19,311,871)   (44,414,955)
                                                       ------------   ------------
Net increase (decrease) in net assets from capital
share transactions                                        9,777,995     33,298,140
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                  (66,122,896)     12,614,798

NET ASSETS

Beginning of period                                     181,458,637    168,843,839
                                                       ------------   ------------

End of period                                          $115,335,741   $181,458,637
                                                       ============   ============

Undistributed net investment income                          $5,301       $585,321
                                                       ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                      2,036,168      4,916,535

Issued in reinvestment of distributions                   1,172,550        472,854

Redeemed                                                (1,974,563)    (3,134,435)
                                                       ------------   ------------
Net increase (decrease) in shares of the fund             1,234,155      2,254,954
                                                       ============   ============

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds,"
meaning that substantially all of the funds' assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix.
The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

------
22

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as:
a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

------
23

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century
Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2009, were as follows:

                       Very                                                      Very
               Conservative   Conservative      Moderate     Aggressive    Aggressive

Purchases       $28,163,268    $36,291,595   $64,441,559    $39,984,113   $17,139,507

Proceeds
from sales      $10,574,746    $43,549,216   $83,549,007    $40,719,109   $15,612,274

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24

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2009 follows:

                                                                                                 January 31, 2009
                       July 31,
                           2008
Fund/                     Share      Purchase         Sales       Realized   Distributions        Share          Market
Underlying Fund         Balance          Cost          Cost    Gain (Loss)     Received(1)      Balance           Value

One Choice Portfolio: Very Conservative

Diversified Bond
Fund Investor
Class                 3,366,876    $9,735,066    $4,976,169     $(208,683)      $1,177,487    3,850,636     $39,430,513

Prime Money
Market Fund
Investor Class       20,791,066     5,876,839     3,421,148             --         269,709   23,246,757      23,246,757

Equity Growth
Fund Investor
Class                   177,467     1,900,972       442,597      (129,025)          46,974      267,870       3,833,220

Growth Fund
Investor Class          108,101     1,280,659       292,114       (82,898)          13,322      164,556       2,583,529

Large Company
Value Fund
Investor Class        1,083,408     3,080,526       800,087      (277,882)         222,834    1,607,436       6,124,331

Real Estate Fund
Investor Class           85,642       839,961       250,551      (111,025)          40,551      129,171       1,234,875

Small Company
Fund Investor
Class                   111,321       445,307       106,979       (37,239)             653      173,525         794,744

Value Fund
Investor Class          764,986     1,593,112       479,723      (148,975)          70,179    1,026,951       4,107,804

Vista Fund
Investor Class(2)        67,551       783,016       169,322       (64,640)              --      118,920       1,267,687

International
Bond Fund
Investor Class          545,520     2,627,810       788,245       (91,822)         470,578      682,765       8,992,015
                                  -----------   -----------   ------------      ----------                  -----------
                                  $28,163,268   $11,726,935   $(1,152,189)      $2,312,287                  $91,615,475
                                  ===========   ===========   ============      ==========                  ===========

One Choice Portfolio: Conservative

Diversified Bond
Fund Investor
Class                10,405,102    $ 7,777,605   $23,549,302      $(576,848)    $2,996,004    8,869,426    $ 90,822,922

Equity Growth
Fund Investor
Class                 1,117,887      4,655,945     3,161,456     (1,038,923)       253,384    1,256,649      17,982,647

Growth Fund
Investor Class          630,845      2,962,027     1,812,909       (501,734)        59,914      714,059      11,210,726

Large Company
Value Fund
Investor Class        5,059,222      5,324,524     4,194,633     (1,573,196)       838,633    5,584,037      21,275,181

Real Estate Fund
Investor Class          285,565      1,047,014       925,965       (426,155)       109,577      313,655       2,998,542

Small Company
Fund Investor
Class                   556,933        922,703       613,053       (238,381)         2,525      643,409       2,946,813

Value Fund
Investor Class        3,490,382      1,761,168     2,488,689       (865,828)       268,462    3,499,941      13,999,764

Vista Fund
Investor Class(2)       600,645      3,465,211     1,645,158       (646,118)            --      783,910       8,356,481

Prime Money
Market Fund
Investor Class       27,310,715      1,995,615     6,541,273              --       300,522   22,765,057      22,765,057

International
Bond Fund
Investor Class        1,455,057      1,637,017     3,148,624       (162,846)     1,062,961    1,353,702      17,828,256

International
Growth Fund
Investor Class        1,404,203      4,742,766     2,477,569       (979,386)       228,344    1,769,518      12,015,027
                                   -----------   -----------    ------------    ----------                 ------------
                                   $36,291,595   $50,558,631    $(7,009,415)    $6,120,326                 $222,201,416
                                   ===========   ===========    ============    ==========                 ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------
25

                                                                                                   January 31, 2009
Fund/                  July 31,
Underlying Fund      2008 Share      Purchase                       Realized   Distributions        Share
                        Balance          Cost     Sales Cost     Gain (Loss)     Received(1)      Balance   Market Value

One Choice Portfolio: Moderate

Equity Growth
Fund Investor
Class                 4,691,102   $10,882,821   $ 10,035,528   $ (3,561,664)     $ 1,032,282    4,921,561   $ 70,427,538

Growth Fund
Investor Class        2,350,836     6,190,881      4,884,419     (1,333,894)         208,252    2,483,671     38,993,635

Large Company
Value Fund
Investor Class        9,973,669     5,393,966      6,159,574     (2,400,726)       1,564,703   10,248,100     39,045,261

Real Estate Fund
Investor Class          656,157       449,607      2,556,228     (1,094,111)         218,468      586,006      5,602,217

Small Company
Fund Investor
Class                 1,708,539     1,355,439      1,379,803       (544,316)           7,004    1,786,448      8,181,932

Value Fund
Investor Class        6,177,671     1,124,808      4,911,844     (1,669,738)         453,652    5,701,387     22,805,548

Vista Fund
Investor Class(2)     2,420,599     9,543,179      4,854,391     (1,930,544)              --    2,926,477     31,196,245

Diversified Bond
Fund Investor
Class                16,394,956     5,849,433     41,589,823     (1,010,684)       4,467,908   12,870,276    131,791,626

High-Yield Fund
Investor Class        2,231,525       449,845      1,564,134       (316,688)         454,697    2,066,373      9,918,590

Emerging Markets
Fund Investor
Class                 2,892,755     8,037,078      3,824,029     (2,153,329)              --    4,071,718     16,531,175

International
Growth Fund
Investor Class        5,387,461    13,139,996      6,998,190     (2,821,597)         828,408    6,415,532     43,561,462

Prime Money
Market Fund
Investor Class       38,694,460     1,349,911     10,634,020              --         406,216   29,410,351     29,410,351

International
Bond Fund
Investor Class        1,256,612       674,595      3,100,457       (106,142)         885,869    1,084,663     14,285,012
                                  -----------   ------------   -------------     -----------                ------------
                                  $64,441,559   $102,492,440   $(18,943,433)     $10,527,459                $461,750,592
                                  ===========   ============   =============     ===========                ============

One Choice Portfolio: Aggressive

Equity Growth
Fund Investor
Class                 2,770,430   $ 3,523,131    $ 4,287,077   $ (1,557,016)       $ 597,835    2,804,746   $ 40,135,915

Growth Fund
Investor Class        2,712,624     4,126,925      4,028,552     (1,103,552)         228,727    2,765,474     43,417,942

Large Company
Value Fund
Investor Class        5,795,421     1,549,838      2,560,688     (1,000,812)         880,307    5,768,489     21,977,943

Real Estate Fund
Investor Class          428,808       451,344        738,033       (347,621)         152,744      430,272      4,113,400

Small Company
Fund Investor
Class                 1,256,722       796,621        727,731       (288,884)           5,076    1,310,594      6,002,521

Value Fund
Investor Class        3,433,888       778,717      3,358,408     (1,061,141)         247,674    3,099,692     12,398,768

Vista Fund
Investor Class(2)     3,052,797     9,807,364      4,361,606     (1,729,202)              --    3,589,557     38,264,678

Diversified Bond
Fund Investor
Class                 6,598,190     2,931,860     19,173,419       (383,281)       1,744,691    4,994,143     51,140,024

High-Yield Fund
Investor Class        2,918,653       732,882      3,464,934       (759,063)         567,022    2,499,349     11,996,875

Emerging Markets
Fund Investor
Class                 3,073,841     7,246,350      2,919,777     (1,652,326)              --    4,180,510     16,972,871

International
Growth Fund
Investor Class        4,403,715     7,672,586      4,120,093     (1,682,762)         636,770    4,993,689     33,907,148

Prime Money
Market Fund
Investor Class        8,434,694       366,495      2,544,451              --          86,972    6,256,738      6,256,738
                                  -----------   ------------   -------------     -----------                ------------
                                  $39,984,113    $52,284,769   $(11,565,660)      $5,147,818                $286,584,823
                                  ===========   ============   =============     ===========                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------
26

                                                                                               January 31, 2009
Fund/                 July 31,
Underlying Fund     2008 Share      Purchase                     Realized   Distributions  Share
                       Balance          Cost    Sales Cost    Gain (Loss)     Received(1)     Balance   Market Value

One Choice Portfolio: Very Aggressive

Equity Growth
Fund Investor
Class                1,450,710   $ 1,791,868   $ 3,408,712   $(1,138,220)        $307,677   1,424,966   $ 20,391,263

Growth Fund
Investor Class       1,402,637     1,895,833     3,065,075      (792,221)         114,594   1,384,436     21,735,645

Large Company
Value Fund
Investor Class       3,078,875     1,039,013     2,465,483      (866,434)         454,363   2,967,737     11,307,078

Real Estate Fund
Investor Class         182,136       207,205     1,231,703      (529,741)          57,370     153,194      1,464,535

Small Company
Fund Investor
Class                  593,391       259,589       543,499      (196,081)           2,242     580,322      2,657,875

Value Fund
Investor Class       1,887,777       571,354     2,507,720      (706,620)         132,309   1,627,546      6,510,184

Vista Fund
Investor Class(2)    1,586,013     4,054,371     2,412,868      (909,657)              --   1,792,757     19,110,790

Emerging Markets
Fund Investor
Class                1,507,458     3,189,340     1,559,043      (875,784)              --   1,992,813      8,090,821

International
Growth Fund
Investor Class       2,320,955     3,611,771     2,325,026      (912,988)         329,046   2,589,622     17,583,533

Diversified Bond
Fund Investor
Class                  525,838       311,362     1,803,629       (61,168)         134,270     380,196      3,893,207

Prime Money
Market Fund
Investor Class       3,584,914       207,801     1,278,430             --          35,763   2,514,285      2,514,285
                                 -----------   -----------   ------------     -----------               ------------
                                 $17,139,507   $22,601,188   $(6,988,914)      $1,567,634               $115,259,216
                                 ===========   ===========   ============     ===========               ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

5. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets.

6. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

------
27

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of January 31, 2009:

                                                                          Value of
Fund/Valuation Inputs                                        Investment Securities

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Level 1 -- Quoted Prices                                               $91,615,475

Level 2 -- Other Significant Observable Inputs                                  --

Level 3 -- Significant Unobservable Inputs                                      --
                                                                     -------------
                                                                       $91,615,475
                                                                     =============
ONE CHOICE PORTFOLIO: CONSERVATIVE

Level 1 -- Quoted Prices                                              $222,201,416

Level 2 -- Other Significant Observable Inputs                                  --

Level 3 -- Significant Unobservable Inputs                                      --
                                                                     -------------
                                                                      $222,201,416
                                                                     =============

ONE CHOICE PORTFOLIO: MODERATE

Level 1 -- Quoted Prices                                              $461,750,592

Level 2 -- Other Significant Observable Inputs                                  --

Level 3 -- Significant Unobservable Inputs                                      --

                                                                     -------------
                                                                      $461,750,592
                                                                     =============

ONE CHOICE PORTFOLIO: AGGRESSIVE

Level 1 -- Quoted Prices                                              $286,584,823

Level 2 -- Other Significant Observable Inputs                                  --

Level 3 -- Significant Unobservable Inputs                                      --
                                                                     -------------
                                                                      $286,584,823
                                                                     =============

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Level 1 -- Quoted Prices                                              $115,259,216

Level 2 -- Other Significant Observable Inputs                                  --

Level 3 -- Significant Unobservable Inputs                                      --
                                                                     -------------
                                                                      $115,259,216
                                                                     =============

7. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

------
28

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

                             Very                                                              Very
                     Conservative    Conservative         Moderate       Aggressive      Aggressive
Federal tax cost
of investments      $ 102,009,651    $274,540,059     $632,489,847     $423,468,220    $185,780,181
                    =============   =============   ==============   ==============   =============
Gross tax
appreciation of
investments             $ 556,939     $ 2,339,194      $ 3,777,346      $ 1,444,584        $  4,358

Gross tax
depreciation of
investments          (10,951,115)    (54,677,837)    (174,516,601)    (138,327,981)    (70,615,323)
                    -------------   -------------   --------------   --------------   -------------
Net tax
appreciation
(depreciation)
of investments      $(10,394,176)   $(52,338,643)   $(170,739,255)   $(136,883,397)   $(70,520,965)
                    =============   =============   ==============   ==============   =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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29

FINANCIAL HIGHLIGHTS
One Choice Portfolio: Very Conservative

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                   2009(1)      2008     2007      2006    2005(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.36    $10.55   $10.23    $10.27     $10.00
                                  --------   -------  -------   -------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                     0.21      0.43     0.40      0.37       0.25

 Net Realized
 and Unrealized
 Gain (Loss)                        (1.09)    (0.12)     0.33    (0.04)       0.29
                                  --------   -------  -------   -------   --------
 Total From
 Investment Operations              (0.88)      0.31     0.73      0.33       0.54
                                  --------   -------  -------   -------   --------
Distributions

 From Net
 Investment Income                  (0.23)    (0.46)   (0.39)    (0.36)     (0.27)

 From Net
 Realized Gains                     (0.06)    (0.04)   (0.02)    (0.01)         --
                                  --------   -------  -------   -------   --------
 Total Distributions                (0.29)    (0.50)   (0.41)    (0.37)     (0.27)
                                  --------   -------  -------   -------   --------
Net Asset Value, End of Period       $9.19    $10.36   $10.55    $10.23     $10.27
                                  ========   =======  =======   =======   ========

TOTAL RETURN(4)                    (8.63)%     2.91%    7.23%     3.27%      5.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets(5)             0.00%(6)     0.00%    0.00%     0.00%   0.00%(6)

Ratio of Net Investment Income
(Loss) to Average Net Assets      4.35%(6)     4.06%    3.83%     3.67%   3.00%(6)

Portfolio Turnover Rate                12%       17%      17%       34%        38%

Net Assets, End of Period (in
thousands)                         $91,913   $84,601  $40,983   $19,852    $10,132

(1) Six months ended January 31, 2009 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------
30

One Choice Portfolio: Conservative

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                2009(1)       2008      2007       2006    2005(2)

PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $10.89     $11.38    $10.66     $10.54     $10.00
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.20       0.44      0.35       0.34       0.22

 Net Realized
 and Unrealized
 Gain (Loss)                     (1.99)     (0.40)      0.75       0.12       0.58
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (1.79)       0.04      1.10       0.46       0.80
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.22)     (0.45)    (0.35)     (0.33)     (0.26)

 From Net
 Realized Gains                  (0.20)     (0.08)    (0.03)     (0.01)         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.42)     (0.53)    (0.38)     (0.34)     (0.26)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $8.68     $10.89    $11.38     $10.66     $10.54
                               ========   ========  ========   ========   ========

TOTAL RETURN(4)                (16.64)%      0.18%    10.41%      4.45%      8.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets(5)                  0.00%(6)      0.00%     0.00%      0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets             4.11%(6)      3.85%     3.14%      3.23%   2.63%(6)

Portfolio
Turnover Rate                       14%        18%        7%         8%        12%

Net Assets, End of Period
(in thousands)                 $222,290   $283,076  $227,830   $110,384    $43,183

(1) Six months ended January 31, 2009 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

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31

One Choice Portfolio: Moderate

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                2009(1)       2008      2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $11.73     $12.58    $11.34     $10.97     $10.00
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.16       0.43      0.35       0.34       0.17

 Net Realized
 and Unrealized
 Gain (Loss)                     (3.02)     (0.70)      1.29       0.38       0.99
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (2.86)     (0.27)      1.64       0.72       1.16
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.18)     (0.44)    (0.35)     (0.34)     (0.19)

 From Net
 Realized Gains                  (0.36)     (0.14)    (0.05)     (0.01)         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.54)     (0.58)    (0.40)     (0.35)     (0.19)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $8.33     $11.73    $12.58     $11.34     $10.97
                               ========   ========  ========   ========   ========

TOTAL RETURN(4)                (24.67)%    (2.37)%    14.56%      6.68%     11.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets(5)                  0.00%(6)      0.00%     0.00%      0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets             3.30%(6)      3.44%     2.85%      3.02%   1.98%(6)

Portfolio Turnover Rate             12%        18%        7%         7%         3%

Net Assets, End of Period
(in thousands)                 $461,754   $651,833  $586,377   $253,610    $97,313

(1) Six months ended January 31, 2009 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

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32

One Choice Portfolio: Aggressive

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                2009(1)       2008      2007       2006    2005(2)

PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $12.62     $13.69    $11.83     $11.26     $10.00
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                  0.13       0.41      0.32       0.31       0.14

 Net Realized
 and Unrealized
 Gain (Loss)                     (4.04)     (0.90)      1.87       0.56       1.22
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (3.91)     (0.49)      2.19       0.87       1.36
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.24)     (0.40)    (0.28)     (0.29)     (0.10)

 From Net
 Realized Gains                  (0.47)     (0.18)    (0.05)     (0.01)         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.71)     (0.58)    (0.33)     (0.30)     (0.10)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $8.00     $12.62    $13.69     $11.83     $11.26
                               ========   ========  ========   ========   ========

TOTAL RETURN(4)                (31.21)%    (3.97)%    18.78%      7.84%     13.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets(5)                  0.00%(6)      0.00%     0.00%      0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets             2.58%(6)      3.07%     2.46%      2.68%   1.52%(6)

Portfolio Turnover Rate             12%        17%        7%         6%         3%

Net Assets, End of Period
(in thousands)                 $286,717   $426,087  $397,022   $191,350    $64,623

(1) Six months ended January 31, 2009 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------
33

One Choice Portfolio: Very Aggressive

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                 2009(1)       2008      2007      2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $13.11     $14.58    $12.23    $11.48     $10.00
                                --------   --------  --------   -------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(3)                   0.09       0.36      0.25      0.25       0.08

 Net Realized
 and Unrealized
 Gain (Loss)                      (4.84)     (1.27)      2.40      0.78       1.49
                                --------   --------  --------   -------   --------
 Total From
 Investment Operations            (4.75)     (0.91)      2.65      1.03       1.57
                                --------   --------  --------   -------   --------
Distributions

 From Net
 Investment Income                (0.14)     (0.37)    (0.24)    (0.27)     (0.09)

 From Net
 Realized Gains                   (0.57)     (0.19)    (0.06)    (0.01)         --
                                --------   --------  --------   -------   --------
 Total Distributions              (0.71)     (0.56)    (0.30)    (0.28)     (0.09)
                                --------   --------  --------   -------   --------
Net Asset Value,
End of Period                      $7.65     $13.11    $14.58    $12.23     $11.48
                                ========   ========  ========   =======   ========

TOTAL RETURN(4)                 (36.54)%    (6.63)%    21.87%     9.00%     15.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(5)        0.00%(6)      0.00%     0.00%     0.00%   0.00%(6)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          1.89%(6)      2.53%     1.85%     2.08%   0.84%(6)

Portfolio Turnover Rate              11%        15%        8%        9%         8%

Net Assets, End of Period
(in thousands)                  $115,336   $181,459  $168,844   $77,262    $25,649

(1) Six months ended January 31, 2009 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6) Annualized.

See Notes to Financial Statements.

------
34

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
35

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

------
36

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . . .          1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . . .          1-800-345-2021
                                                                   or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . . .          1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . . .          1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . . .          1-800-634-4113

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0903
CL-SAN-64736N

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    March 31, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    March 31, 2009

By:      /s/  Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    March 31, 2009